NATIONWIDE

PROVIDENT VLI

SEPARATE

ACCOUNT A

Annual Report

To

Policyholders

December 31, 2025

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide Provident VLI Separate Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Nationwide Provident VLI Separate Account A (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life and Annuity Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life and Annuity Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Small Cap Portfolio: Initial Shares (DSC)1

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class (FAMP)1

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I (NVCCA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I (NVCCN1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I (NVCMD1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I (NVCRA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I (NVCRB1)1

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)1

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class IV (TRF4)1

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)1

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NOMURA INVESTMENT MANAGEMENT

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)1

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period October 8, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

(1) See Note 1 to the financial statements for the former name of the subaccount.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity

ALVGIA	7,270	$211,141	$230,745	$3	$230,748	$-	$230,748
ALVSVA	12,408	219,478	205,854	6	205,860	-	205,860
AASCO	146,441	3,398,858	2,729,661	16	2,729,677	-	2,729,677
SVDF	2,819	59,731	71,289	-	71,289	2	71,287
SVOF	4,222	105,237	108,504	-	108,504	5	108,499
WFVSCG	3,399	26,789	32,629	2	32,631	-	32,631
MLVGA2	8,147	143,639	142,405	-	142,405	2	142,403
DSC	1,612	66,419	77,372	-	77,372	5	77,367
DSIF	25,618	1,742,880	2,232,652	2	2,232,654	-	2,232,654
DVSCS	95,267	1,582,548	1,715,760	-	1,715,760	-	1,715,760
FQB	8,705	91,828	92,101	-	92,101	3	92,098
FVU2	1,259	11,296	13,089	-	13,089	1	13,088
FAMP	82,318	1,299,688	1,450,441	-	1,450,441	3	1,450,438
FCP	10	656	620	-	620	620	-
FEIP	232,428	5,592,253	6,840,353	2	6,840,355	-	6,840,355
FEIS	21,933	524,310	639,571	-	639,571	3	639,568
FF30S	4,958	70,321	87,309	-	87,309	-	87,309
FGP	211,932	19,552,611	20,709,981	51	20,710,032	-	20,710,032
FGS	10,373	934,643	1,001,602	3	1,001,605	-	1,001,605
FHIP	205,098	994,382	1,000,879	-	1,000,879	3	1,000,876
FIGBP	153,540	1,778,114	1,744,211	-	1,744,211	1	1,744,210
FIGBS	3,230	37,008	36,115	-	36,115	1	36,114
FMCS	51,160	1,812,586	1,882,191	-	1,882,191	2	1,882,189
FNRS2	3,973	99,741	107,673	-	107,673	-	107,673
FOP	107,452	2,560,902	2,957,085	3	2,957,088	-	2,957,088
FOS	14,166	341,944	387,008	-	387,008	6	387,002
FVSS	18,422	299,058	292,171	-	292,171	-	292,171
FTVDM2	10,477	117,487	126,562	-	126,562	37	126,525
FTVGI2	16,099	200,008	212,026	-	212,026	1	212,025
FTVSVI	51,039	681,315	762,524	-	762,524	7	762,517
TIF	3,060	42,278	50,891	1	50,892	-	50,892
ACEG	2,858	193,487	231,522	-	231,522	-	231,522
MSVMV	190	3,085	3,440	-	3,440	-	3,440
OVAG	1,568	134,751	117,914	-	117,914	1	117,913
OVGS	42,113	1,570,547	1,598,171	7	1,598,178	-	1,598,178

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
OVSB	5,815	25,118	26,573	-	26,573	1	26,572
OVSC	8,522	234,093	243,207	-	243,207	5	243,202
JABS	9,856	463,545	586,235	-	586,235	3	586,232
JACAS	14,232	626,744	738,206	-	738,206	5	738,201
JAGTS	55,234	1,280,005	1,322,301	-	1,322,301	6	1,322,295
JAIGS	8,831	351,509	468,195	-	468,195	6	468,189
LACDV2	31,680	258,240	306,661	-	306,661	-	306,661
LACI2	10,757	119,984	131,722	-	131,722	1	131,721
LACIPS	14,764	135,553	133,406	-	133,406	3	133,403
LACMV2	20,085	386,237	388,619	-	388,619	27,777	360,842
LACU2	16	485	494	-	494	1	493
MV2IGI	2,572	56,286	57,993	-	57,993	2	57,991
MVFIC	63,755	1,428,695	1,419,186	-	1,419,186	21	1,419,165
MSEM	560	2,909	3,028	1	3,029	-	3,029
EIF4	79,536	1,538,890	1,849,212	6	1,849,218	-	1,849,218
GBF	4,914	50,088	46,778	-	46,778	3	46,775
GBF4	46,432	439,515	442,035	1	442,036	-	442,036
GEM	12,846	169,223	191,021	-	191,021	-	191,021
GIG	46,936	682,139	725,638	-	725,638	29	725,609
GVAAA2	4,324	110,470	133,956	1	133,957	-	133,957
GVABD2	560	6,666	6,577	-	6,577	2	6,575
GVAGG2	4,559	150,797	201,316	2	201,318	-	201,318
GVAGI2	2,423	177,013	195,185	1	195,186	-	195,186
GVAGR2	1,196	118,689	192,585	-	192,585	2	192,583
GVDMA	171,613	1,697,958	2,019,887	-	2,019,887	6	2,019,881
GVDMC	4,724	46,780	51,492	-	51,492	3	51,489
GVEX4	2,113,693	18,063,090	28,133,257	67	28,133,324	-	28,133,324
GVIDA	33,170	362,390	447,796	-	447,796	-	447,796
GVIDC	12,061	118,704	128,448	1	128,449	-	128,449
GVIDM	203,830	1,996,518	2,199,324	3	2,199,327	-	2,199,327
HIBF	31,908	200,202	185,069	-	185,069	-	185,069
MCIF	20,330	379,957	404,769	1	404,770	-	404,770
MSBF	39,201	348,866	352,811	-	352,811	1	352,810

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NDES2	4	98	96	-	96	-	96
NLCG2	5	94	91	-	91	-	91
NNASD2	7	94	94	-	94	-	94
NVAMV1	34,948	537,324	647,943	7	647,950	-	647,950
NVAMVX	20,976	364,567	388,258	-	388,258	5	388,253
NVCBD1	5,819	54,567	53,998	-	53,998	-	53,998
NVCCA1	4,076	44,216	54,819	-	54,819	2	54,817
NVCCN1	7,373	77,143	87,887	-	87,887	3	87,884
NVCMD1	15,432	165,315	207,870	-	207,870	-	207,870
NVCRA1	1,359	14,213	22,686	-	22,686	3	22,683
NVCRB1	13,898	154,424	186,932	-	186,932	1	186,931
NVIE6	1,879	18,603	28,610	-	28,610	6	28,604
NVMIVX	62,046	726,939	948,687	-	948,687	-	948,687
NVMLG1	162,584	1,390,547	1,531,540	-	1,531,540	2	1,531,538
NVMMG1	377,388	3,165,315	2,939,856	9	2,939,865	-	2,939,865
NVMMV2	75,612	628,586	576,167	-	576,167	-	576,167
NVNMO1	25,589	267,218	251,795	-	251,795	4	251,791
NVNSR2	1,873	21,112	20,656	-	20,656	2	20,654
NVOLG1	707,991	13,468,497	21,069,821	58	21,069,879	-	21,069,879
NVRE1	120,189	928,257	937,472	-	937,472	1	937,471
NVSTB2	6,314	60,258	61,937	-	61,937	1	61,936
NVTIV3	170	1,687	2,616	-	2,616	1	2,615
SAM4	2,509,832	2,509,832	2,509,832	-	2,509,832	65	2,509,767
SCF4	112,368	2,304,210	2,273,205	7	2,273,212	-	2,273,212
SCGF	11,536	175,483	209,144	4	209,148	-	209,148
SCVF4	147,917	1,256,733	1,371,186	-	1,371,186	11	1,371,175
TRF4	52,997	1,160,872	1,298,423	-	1,298,423	2	1,298,421
AMCG	356	10,510	10,322	-	10,322	-	10,322
AMMCGS	423	10,302	10,169	-	10,169	1	10,168
AMSRS	26,432	751,138	1,130,248	1	1,130,249	-	1,130,249
AMTB	30,875	311,822	298,557	-	298,557	3	298,554
WRASP	15,423	144,751	154,234	-	154,234	-	154,234
PMVFBA	48	364	364	-	364	5	359

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
PMVLDA	32,792	318,711	320,709	-	320,709	4	320,705
PVEIB	4,784	159,317	170,733	-	170,733	1	170,732
PVGOB	10,862	131,473	190,955	1	190,956	-	190,956
PVTIGB	467	7,777	9,252	-	9,252	3	9,249
TRHS2	4,676	255,822	252,647	-	252,647	6	252,641
VWBF	44,837	344,508	366,767	2	366,769	-	366,769
VWEM	93,758	897,400	1,109,154	4	1,109,158	-	1,109,158
VWHA	10,475	276,834	351,025	-	351,025	3	351,022
VVEI	23,638	530,666	619,784	-	619,784	1	619,783
VVHGB	5,029	56,057	54,309	-	54,309	5	54,304
VVHYB	33,652	254,394	254,069	-	254,069	2	254,067
VVMCI	36,510	812,277	1,020,807	-	1,020,807	4	1,020,803

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ALVGIA	ALVSVA	AASCO	SVDF	SVOF	WFVSCG	MLVGA2	DSC

Reinvested dividends	$2,491	1,760	-	-	53	-	4,541	490

Mortality and expense risk charges (note 2)	(1,625)	(1,427)	(18,597)	(758)	(660)	(223)	(1,003)	(509)

Net investment income (loss)	866	333	(18,597)	(758)	(607)	(223)	3,538	(19)

Realized gain (loss) on investments	690	2,228	(202,682)	(65,896)	41	876	(1,063)	719

Change in unrealized gain (loss) on investments	1,160	(21,810)	328,187	50,906	(3,859)	163	9,763	6,700

Net gain (loss) on investments	1,850	(19,582)	125,505	(14,990)	(3,818)	1,039	8,700	7,419

Reinvested capital gains	18,148	22,771	31,706	520	10,758	1,739	10,871	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,864	3,522	138,614	(15,228)	6,333	2,555	23,109	7,400

Investment Activity*:	DSIF	DVSCS	FQB	FVU2	FAMP	FCP	FEIP	FEIS

Reinvested dividends	$23,245	22,355	3,296	326	34,989	1	116,619	10,446

Mortality and expense risk charges (note 2)	(16,860)	(12,576)	(635)	(85)	(9,380)	(2)	(45,515)	(4,526)

Net investment income (loss)	6,385	9,779	2,661	241	25,609	(1)	71,104	5,920

Realized gain (loss) on investments	278,812	(16,551)	(726)	31	19,722	(14)	232,500	9,706

Change in unrealized gain (loss) on investments	(60,080)	(90,385)	3,741	262	74,397	11	429,786	50,884

Net gain (loss) on investments	218,732	(106,936)	3,015	293	94,119	(3)	662,286	60,590

Reinvested capital gains	133,685	170,175	-	199	65,066	117	361,722	34,186

Net increase (decrease) in contract owners’ equity resulting from operations	$358,802	73,018	5,676	733	184,794	113	1,095,112	100,696

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FF30S	FGP	FGS	FHIP	FIGBP	FIGBS	FMCS	FNRS2

Reinvested dividends	$1,916	58,922	1,981	65,798	62,673	1,241	6,496	2,491

Mortality and expense risk charges (note 2)	(607)	(140,895)	(7,279)	(8,331)	(13,488)	(262)	(12,966)	(1,298)

Net investment income (loss)	1,309	(81,973)	(5,298)	57,467	49,185	979	(6,470)	1,193

Realized gain (loss) on investments	260	993,606	33,150	53,190	(137,607)	(1,051)	4,984	39,958

Change in unrealized gain (loss) on investments	5,919	(872,946)	(23,780)	11,441	210,417	2,231	(22,202)	(21,308)

Net gain (loss) on investments	6,179	120,660	9,370	64,631	72,810	1,180	(17,218)	18,650

Reinvested capital gains	3,470	2,615,592	126,263	-	-	-	207,418	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,958	2,654,279	130,335	122,098	121,995	2,159	183,730	19,843

Investment Activity*:	FOP	FOS	FVSS	FTVDM2	FTVGI2	FTVSVI	TIF	ACEG

Reinvested dividends	$46,261	5,793	2,610	4,079	-	9,516	1,182	-

Mortality and expense risk charges (note 2)	(21,061)	(2,827)	(3,068)	(5,870)	(2,582)	(5,513)	(302)	(1,447)

Net investment income (loss)	25,200	2,966	(458)	(1,791)	(2,582)	4,003	880	(1,447)

Realized gain (loss) on investments	196,475	14,894	7,126	235,279	31,566	(6,429)	224	2,484

Change in unrealized gain (loss) on investments	29,399	14,013	(9,025)	20,792	26,547	(7,619)	7,630	(2,075)

Net gain (loss) on investments	225,874	28,907	(1,899)	256,071	58,113	(14,048)	7,854	409

Reinvested capital gains	257,481	33,761	16,258	12,731	-	59,865	2,972	20,883

Net increase (decrease) in contract owners’ equity resulting from operations	$508,555	65,634	13,901	267,011	55,531	49,820	11,706	19,845

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MSVMV	OVAG	OVGS	OVSB	OVSC	JABS	JACAS	JAGTS

Reinvested dividends	$14	-	-	1,498	1,019	9,884	1,950	-

Mortality and expense risk charges (note 2)	(52)	(847)	(11,303)	(183)	(1,876)	(3,787)	(5,487)	(10,133)

Net investment income (loss)	(38)	(847)	(11,303)	1,315	(857)	6,097	(3,537)	(10,133)

Realized gain (loss) on investments	1,399	(1,895)	(3,326)	(174)	21,995	24,749	5,056	144,183

Change in unrealized gain (loss) on investments	(633)	(2,286)	(56,961)	1,748	(24,115)	27,739	18,273	(25,338)

Net gain (loss) on investments	766	(4,181)	(60,287)	1,574	(2,120)	52,488	23,329	118,845

Reinvested capital gains	479	9,533	282,224	-	22,877	18,473	99,991	139,885

Net increase (decrease) in contract owners’ equity resulting from operations	$1,207	4,505	210,634	2,889	19,900	77,058	119,783	248,597

Investment Activity*:	JAIGS	LACDV2	LACI2	LACIPS	LACMV2	LACU2	MV2IGI	MVFIC

Reinvested dividends	$6,499	4,880	1,552	9,676	7,132	-	164	24,358

Mortality and expense risk charges (note 2)	(3,481)	(2,028)	(1,199)	(996)	(2,597)	(1,201)	(427)	(12,489)

Net investment income (loss)	3,018	2,852	353	8,680	4,535	(1,201)	(263)	11,869

Realized gain (loss) on investments	60,565	873	15,968	587	1,261	37,423	(1,284)	88,224

Change in unrealized gain (loss) on investments	58,845	34,418	12,718	(1,865)	(6,769)	(32,568)	(1,941)	(28,830)

Net gain (loss) on investments	119,410	35,291	28,686	(1,278)	(5,508)	4,855	(3,225)	59,394

Reinvested capital gains	-	-	-	-	30,528	19,148	8,628	113,316

Net increase (decrease) in contract owners’ equity resulting from operations	$122,428	38,143	29,039	7,402	29,555	22,802	5,140	184,579

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MSEM	EIF4	GBF	GBF4	GEM	GIG	GVAAA2	GVABD2

Reinvested dividends	$407	27,619	1,772	16,826	1,141	8,078	-	-

Mortality and expense risk charges (note 2)	(18)	(13,085)	(346)	(3,215)	(1,294)	(6,186)	(963)	(46)

Net investment income (loss)	389	14,534	1,426	13,611	(153)	1,892	(963)	(46)

Realized gain (loss) on investments	26	55,088	(786)	1,748	(12,724)	160,853	1,425	(44)

Change in unrealized gain (loss) on investments	(15)	190,227	2,153	14,306	67,368	52,080	9,705	471

Net gain (loss) on investments	11	245,315	1,367	16,054	54,644	212,933	11,130	427

Reinvested capital gains	-	73,966	-	-	-	30,426	7,411	-

Net increase (decrease) in contract owners’ equity resulting from operations	$400	333,815	2,793	29,665	54,491	245,251	17,578	381

Investment Activity*:	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX4	GVIDA	GVIDC

Reinvested dividends	$-	-	-	-	-	244,051	-	-

Mortality and expense risk charges (note 2)	(1,358)	(1,061)	(1,317)	(13,984)	(373)	(193,119)	(3,209)	(937)

Net investment income (loss)	(1,358)	(1,061)	(1,317)	(13,984)	(373)	50,932	(3,209)	(937)

Realized gain (loss) on investments	850	3,992	5,286	(43,350)	(7)	413,840	3,493	411

Change in unrealized gain (loss) on investments	29,141	8,635	23,430	332,405	5,649	3,743,242	66,291	10,313

Net gain (loss) on investments	29,991	12,627	28,716	289,055	5,642	4,157,082	69,784	10,724

Reinvested capital gains	5,271	9,737	2,821	17,893	-	42,944	6,824	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,904	21,303	30,220	292,964	5,269	4,250,958	73,399	9,787

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	GVIDM	HIBF	MCIF	MSBF	NDES2	NLCG2	NNASD2	NVAMV1

Reinvested dividends	$-	10,547	4,917	11,352	-	-	-	5,754

Mortality and expense risk charges (note 2)	(14,523)	(1,377)	(3,012)	(2,506)	-	-	-	(4,562)

Net investment income (loss)	(14,523)	9,170	1,905	8,846	-	-	-	1,192

Realized gain (loss) on investments	(20,741)	(1,348)	(6,942)	(848)	-	-	-	5,816

Change in unrealized gain (loss) on investments	302,937	968	2,385	14,879	(2)	(3)	-	25,807

Net gain (loss) on investments	282,196	(380)	(4,557)	14,031	(2)	(3)	-	31,623

Reinvested capital gains	-	-	27,097	-	4	-	-	68,530

Net increase (decrease) in contract owners’ equity resulting from operations	$267,673	8,790	24,445	22,877	2	(3)	-	101,345

Investment Activity*:	NVAMVX	NVCBD1	NVCCA1	NVCCN1	NVCMD1	NVCRA1	NVCRB1	NVIE6

Reinvested dividends	$3,912	2,284	-	-	-	-	-	225

Mortality and expense risk charges (note 2)	(2,434)	(989)	(383)	(634)	(1,448)	(153)	(1,322)	(186)

Net investment income (loss)	1,478	1,295	(383)	(634)	(1,448)	(153)	(1,322)	39

Realized gain (loss) on investments	(2,166)	(128)	620	87	697	167	869	289

Change in unrealized gain (loss) on investments	19,685	740	5,410	7,039	20,018	3,251	16,814	6,559

Net gain (loss) on investments	17,519	612	6,030	7,126	20,715	3,418	17,683	6,848

Reinvested capital gains	36,070	-	1,328	-	4,203	123	3,361	1,075

Net increase (decrease) in contract owners’ equity resulting from operations	$55,067	1,907	6,975	6,492	23,470	3,388	19,722	7,962

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVMIVX	NVMLG1	NVMMG1	NVMMV2	NVNMO1	NVNSR2	NVOLG1	NVRE1

Reinvested dividends	$17,499	54,491	-	5,101	1,197	187	185,529	15,250

Mortality and expense risk charges (note 2)	(7,072)	(11,009)	(21,116)	(4,234)	(1,766)	(139)	(144,288)	(7,585)

Net investment income (loss)	10,427	43,482	(21,116)	867	(569)	48	41,241	7,665

Realized gain (loss) on investments	141,628	36,713	(206,482)	(8,983)	(165)	144	743,413	47,577

Change in unrealized gain (loss) on investments	146,543	(90,769)	328,743	(28,273)	(2,550)	(536)	2,299,136	(70,159)

Net gain (loss) on investments	288,171	(54,056)	122,261	(37,256)	(2,715)	(392)	3,042,549	(22,582)

Reinvested capital gains	-	188,277	31,247	44,947	28,462	711	-	11,636

Net increase (decrease) in contract owners’ equity resulting from operations	$298,598	177,703	132,392	8,558	25,178	367	3,083,790	(3,281)

Investment Activity*:	NVSTB2	NVTIV3	SAM4	SCF4	SCGF	SCVF4	TRF4	AMCG

Reinvested dividends	$2,478	47	120,708	25,308	-	16,898	11,327	-

Mortality and expense risk charges (note 2)	(458)	(19)	(21,696)	(16,864)	(1,365)	(9,591)	(8,420)	(69)

Net investment income (loss)	2,020	28	99,012	8,444	(1,365)	7,307	2,907	(69)

Realized gain (loss) on investments	103	308	-	142,463	634	(61,465)	33,331	43

Change in unrealized gain (loss) on investments	669	452	-	(127,184)	16,520	(20,772)	46,701	(877)

Net gain (loss) on investments	772	760	-	15,279	17,154	(82,237)	80,032	(834)

Reinvested capital gains	-	-	3	188,247	12,350	93,098	96,142	1,436

Net increase (decrease) in contract owners’ equity resulting from operations	$2,792	788	99,015	211,970	28,139	18,168	179,081	533

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	AMMCGS	AMSRS	AMTB	WRASP	PMVFBA	PMVLDA	PVEIB	PVGOB

Reinvested dividends	$-	-	16,118	1,882	18	16,957	2,382	-

Mortality and expense risk charges (note 2)	(74)	(7,406)	(2,185)	(1,164)	(3)	(3,213)	(1,930)	(1,319)

Net investment income (loss)	(74)	(7,406)	13,933	718	15	13,744	452	(1,319)

Realized gain (loss) on investments	457	55,368	(2,919)	575	(5)	5,815	16,021	4,831

Change in unrealized gain (loss) on investments	(1,515)	21,328	3,452	11,215	43	381	19,545	3,324

Net gain (loss) on investments	(1,058)	76,696	533	11,790	38	6,196	35,566	8,155

Reinvested capital gains	1,587	65,364	-	10,421	-	-	11,392	16,556

Net increase (decrease) in contract owners’ equity resulting from operations	$455	134,654	14,466	22,929	53	19,940	47,410	23,392

Investment Activity*:	PVTIGB	TRHS2	VWBF	VWEM	VWHA	VVEI	VVHGB	VVHYB

Reinvested dividends	$6	-	18,456	7,505	7,982	14,275	1,835	15,408

Mortality and expense risk charges (note 2)	(161)	(1,694)	(3,250)	(7,869)	(2,269)	(5,510)	(504)	(2,280)

Net investment income (loss)	(155)	(1,694)	15,206	(364)	5,713	8,765	1,331	13,128

Realized gain (loss) on investments	2,694	1,803	29,355	69,783	5,696	4,458	(1,351)	(596)

Change in unrealized gain (loss) on investments	1,098	28,765	34,602	215,482	88,544	28,765	3,075	6,284

Net gain (loss) on investments	3,792	30,568	63,957	285,265	94,240	33,223	1,724	5,688

Reinvested capital gains	3,253	9,371	-	-	-	43,392	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,890	38,245	79,163	284,901	99,953	85,380	3,055	18,816

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

Investment Activity*:	VVMCI

Reinvested dividends	$12,767

Mortality and expense risk charges (note 2)	(9,652)

Net investment income (loss)	3,115

Realized gain (loss) on investments	29,724

Change in unrealized gain (loss) on investments	19,113

Net gain (loss) on investments	48,837

Reinvested capital gains	50,860

Net increase (decrease) in contract owners’ equity resulting from operations	$102,812

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALVGIA				ALVSVA				AASCO				SVDF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$866		1,590		333		520		(18,597)		(9,225)		(758)		(1,958)

Realized gain (loss) on investments		690		1,279		2,228		1,710		(202,682)		(35,476)		(65,896)		(36,004)

Change in unrealized gain (loss) on investments		1,160		15,124		(21,810)		15,237		328,187		246,106		50,906		85,211

Reinvested capital gains		18,148		7,639		22,771		14,810		31,706		-		520		-

Net increase (decrease) in contract owners’ equity resulting from operations		20,864		25,632		3,522		32,277		138,614		201,405		(15,228)		47,249

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		5,118		4,468		10,535		7,768		102,142		121,090		4,778		15,330

Transfers between subaccounts, net		-		-		-		-		15		46		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(17,435)		(34,237)		(19,867)		(126,813)		(403,870)		(323,340)		(234,865)		(15,313)

Adjustments to maintain reserves		13		(6)		17		2		22		1		1		(8)

Net equity transactions		(12,304)		(29,775)		(9,315)		(119,043)		(301,691)		(202,203)		(230,086)		9

Net change in contract owners’ equity		8,560		(4,143)		(5,793)		(86,766)		(163,077)		(798)		(245,314)		47,258

Contract owners’ equity at beginning of period		222,188		226,331		211,653		298,419		2,892,754		2,893,552		316,601		269,343

Contract owners’ equity at end of period		$230,748		222,188		205,860		211,653		2,729,677		2,892,754		71,287		316,601

CHANGE IN UNITS:

Beginning units		339		380		229		357		4,853		5,124		477		477

Units purchased		11		9		21		10		380		369		7		51

Units surrendered		(25)		(50)		(31)		(138)		(749)		(640)		(381)		(51)

Ending units		325		339		219		229		4,484		4,853		103		477

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SVOF				WFVSCG				MLVGA2				DSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(607)		(584)		(223)		(454)		3,538		590		(19)		-

Realized gain (loss) on investments		41		755		876		(12,704)		(1,063)		(163)		719		314

Change in unrealized gain (loss) on investments		(3,859)		3,062		163		21,425		9,763		2,036		6,700		2,527

Reinvested capital gains		10,758		9,620		1,739		-		10,871		8,309		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		6,333		12,853		2,555		8,267		23,109		10,772		7,400		2,841

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		44		279		472		530		2,606		3,318		686		721

Transfers between subaccounts, net		-		-		-		-		-		-		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		2,960		(4,525)		(2,299)		(47,878)		(15,099)		(17,254)		(4,924)		(2,840)

Adjustments to maintain reserves		-		-		10		(9)		2		-		3		(10)

Net equity transactions		3,004		(4,246)		(1,817)		(47,357)		(12,491)		(13,936)		(4,235)		(2,129)

Net change in contract owners’ equity		9,337		8,607		738		(39,090)		10,618		(3,164)		3,165		712

Contract owners’ equity at beginning of period		99,162		90,555		31,893		70,983		131,785		134,949		74,202		73,490

Contract owners’ equity at end of period		$108,499		99,162		32,631		31,893		142,403		131,785		77,367		74,202

CHANGE IN UNITS:

Beginning units		82		86		62		162		526		584		141		144

Units purchased		4		1		4		16		12		42		3		5

Units surrendered		(1)		(5)		(8)		(116)		(59)		(100)		(11)		(8)

Ending units		85		82		58		62		479		526		133		141

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DSIF				DVSCS				FQB				FVU2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$6,385		10,466		9,779		8,303		2,661		2,634		241		794

Realized gain (loss) on investments		278,812		182,685		(16,551)		(33,303)		(726)		(1,759)		31		903

Change in unrealized gain (loss) on investments		(60,080)		173,232		(90,385)		118,468		3,741		2,840		262		6,565

Reinvested capital gains		133,685		156,400		170,175		44,507		-		-		199		-

Net increase (decrease) in contract owners’ equity resulting from operations		358,802		522,783		73,018		137,975		5,676		3,715		733		8,262

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		221,501		208,290		73,917		81,310		6,456		7,552		321		1,341

Transfers between subaccounts, net		314		6		245		14		-		2		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(776,814)		(619,288)		(275,602)		(377,428)		(18,540)		(27,725)		715		(47,361)

Adjustments to maintain reserves		16		(12)		18		(6)		5		(4)		4		(6)

Net equity transactions		(554,983)		(411,004)		(201,422)		(296,110)		(12,079)		(20,175)		1,040		(46,026)

Net change in contract owners’ equity		(196,181)		111,779		(128,404)		(158,135)		(6,403)		(16,460)		1,773		(37,764)

Contract owners’ equity at beginning of period		2,428,835		2,317,056		1,844,164		2,002,299		98,501		114,961		11,315		49,079

Contract owners’ equity at end of period		$2,232,654		2,428,835		1,715,760		1,844,164		92,098		98,501		13,088		11,315

CHANGE IN UNITS:

Beginning units		2,802		3,199		2,487		2,880		377		465		84		416

Units purchased		177		191		135		160		31		43		12		18

Units surrendered		(583)		(588)		(369)		(553)		(94)		(131)		(5)		(350)

Ending units		2,396		2,802		2,253		2,487		314		377		91		84

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FAMP				FCP				FEIP				FEIS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$25,609		24,058		(1)		-		71,104		66,449		5,920		5,493

Realized gain (loss) on investments		19,722		10,052		(14)		19		232,500		199,716		9,706		10,410

Change in unrealized gain (loss) on investments		74,397		57,798		11		(49)		429,786		222,914		50,884		26,833

Reinvested capital gains		65,066		8,578		117		70		361,722		362,943		34,186		34,017

Net increase (decrease) in contract owners’ equity resulting from operations		184,794		100,486		113		40		1,095,112		852,022		100,696		76,753

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		43,863		64,149		-		-		240,162		245,946		17,456		19,575

Transfers between subaccounts, net		(32)		6		-		-		(4)		(29)		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(167,342)		(81,030)		(115)		534		(830,051)		(783,037)		(51,573)		(57,136)

Adjustments to maintain reserves		12		(21)		2		(574)		11		5		1		(2)

Net equity transactions		(123,499)		(16,896)		(113)		(40)		(589,882)		(537,115)		(34,116)		(37,563)

Net change in contract owners’ equity		61,295		83,590		-		-		505,230		314,907		66,580		39,190

Contract owners’ equity at beginning of period		1,389,143		1,305,553		-		-		6,335,125		6,020,218		572,988		533,798

Contract owners’ equity at end of period		$1,450,438		1,389,143		-		-		6,840,355		6,335,125		639,568		572,988

CHANGE IN UNITS:

Beginning units		1,637		1,643		1		-		4,188		4,546		1,121		1,195

Units purchased		58		127		1		1		193		199		41		61

Units surrendered		(234)		(133)		(1)		-		(560)		(557)		(102)		(135)

Ending units		1,461		1,637		1		1		3,821		4,188		1,060		1,121

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FF30S				FGP				FGS				FHIP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,309		1,074		(81,973)		(132,457)		(5,298)		(7,193)		57,467		71,957

Realized gain (loss) on investments		260		691		993,606		771,859		33,150		58,343		53,190		37,045

Change in unrealized gain (loss) on investments		5,919		3,970		(872,946)		(131,360)		(23,780)		(18,280)		11,441		(8,790)

Reinvested capital gains		3,470		162		2,615,592		4,180,722		126,263		205,751		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		10,958		5,897		2,654,279		4,688,764		130,335		238,621		122,098		100,212

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1,434		1,365		1,222,595		1,503,169		19,433		20,656		688,841		1,036,966

Transfers between subaccounts, net		-		-		(102)		151		-		-		(37)		(7)

Surrenders (notes 2, 3, 4, 5, and 6)		(237)		(1,718)		(3,113,949)		(2,326,920)		(88,627)		(147,154)		(1,172,342)		(971,900)

Adjustments to maintain reserves		2		(5)		93		(25)		4		1		39,020		(39,353)

Net equity transactions		1,199		(358)		(1,891,363)		(823,625)		(69,190)		(126,497)		(444,518)		25,706

Net change in contract owners’ equity		12,157		5,539		762,916		3,865,139		61,145		112,124		(322,420)		125,918

Contract owners’ equity at beginning of period		75,152		69,613		19,947,116		16,081,977		940,460		828,336		1,323,296		1,197,378

Contract owners’ equity at end of period		$87,309		75,152		20,710,032		19,947,116		1,001,605		940,460		1,000,876		1,323,296

CHANGE IN UNITS:

Beginning units		226		227		7,067		7,349		887		1,010		2,948		2,853

Units purchased		5		5		577		761		27		27		1,987		2,992

Units surrendered		(2)		(6)		(1,235)		(1,043)		(85)		(150)		(2,994)		(2,897)

Ending units		229		226		6,409		7,067		829		887		1,941		2,948

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FIGBP				FIGBS				FMCS				FNRS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$49,185		54,698		979		1,214		(6,470)		(5,672)		1,193		2,789

Realized gain (loss) on investments		(137,607)		(68,939)		(1,051)		(4,676)		4,984		101,470		39,958		11,344

Change in unrealized gain (loss) on investments		210,417		42,373		2,231		4,025		(22,202)		(42,375)		(21,308)		(7,533)

Reinvested capital gains		-		-		-		-		207,418		259,263		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		121,995		28,132		2,159		563		183,730		312,686		19,843		6,600

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		340,665		334,883		4,118		5,343		47,128		47,447		5,619		6,081

Transfers between subaccounts, net		55		22		-		-		-		(7,163)		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(691,833)		(419,687)		(4,868)		(24,421)		(232,930)		(541,452)		(114,470)		(1,044)

Adjustments to maintain reserves		31,941		(32,192)		3		(3)		23		(10)		4		(2)

Net equity transactions		(319,172)		(116,974)		(747)		(19,081)		(185,779)		(501,178)		(108,847)		5,035

Net change in contract owners’ equity		(197,177)		(88,842)		1,412		(18,518)		(2,049)		(188,492)		(89,004)		11,635

Contract owners’ equity at beginning of period		1,941,387		2,030,229		34,702		53,220		1,884,238		2,072,730		196,677		185,042

Contract owners’ equity at end of period		$1,744,210		1,941,387		36,114		34,702		1,882,189		1,884,238		107,673		196,677

CHANGE IN UNITS:

Beginning units		4,861		5,169		197		305		1,794		2,343		764		743

Units purchased		831		839		31		45		56		74		67		116

Units surrendered		(1,339)		(1,147)		(35)		(153)		(226)		(623)		(449)		(95)

Ending units		4,353		4,861		193		197		1,624		1,794		382		764

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FOP				FOS				FVSS				FTVDM2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$25,200		24,631		2,966		2,903		(458)		2,140		(1,791)		13,162

Realized gain (loss) on investments		196,475		112,804		14,894		9,265		7,126		7,071		235,279		40,158

Change in unrealized gain (loss) on investments		29,399		(137,695)		14,013		(14,013)		(9,025)		(49,712)		20,792		(44,770)

Reinvested capital gains		257,481		122,636		33,761		15,841		16,258		74,961		12,731		3,176

Net increase (decrease) in contract owners’ equity resulting from operations		508,555		122,376		65,634		13,996		13,901		34,460		267,011		11,726

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		338,833		104,659		14,974		18,837		50,185		234,468		1,333,671		1,597,543

Transfers between subaccounts, net		(1)		-		-		(13)		(33)		-		(18)		-

Surrenders (notes 2, 3, 4, 5, and 6)		(555,074)		(275,559)		(37,965)		(19,236)		(320,138)		(26,710)		(1,748,692)		(1,727,549)

Adjustments to maintain reserves		10		6		(3)		(1)		6		(10)		(11)		(24)

Net equity transactions		(216,232)		(170,894)		(22,994)		(413)		(269,980)		207,748		(415,050)		(130,030)

Net change in contract owners’ equity		292,323		(48,518)		42,640		13,583		(256,079)		242,208		(148,039)		(118,304)

Contract owners’ equity at beginning of period		2,664,765		2,713,283		344,362		330,779		548,250		306,042		274,564		392,868

Contract owners’ equity at end of period		$2,957,088		2,664,765		387,002		344,362		292,171		548,250		126,525		274,564

CHANGE IN UNITS:

Beginning units		5,088		5,340		892		892		725		420		2,134		3,264

Units purchased		768		398		47		81		90		355		9,088		12,504

Units surrendered		(1,124)		(650)		(100)		(81)		(442)		(50)		(10,544)		(13,634)

Ending units		4,732		5,088		839		892		373		725		678		2,134

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FTVFA2				FTVGI2				FTVSVI				TIF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$-		11		(2,582)		(2,036)		4,003		3,216		880		1,275

Realized gain (loss) on investments		-		(30)		31,566		18,167		(6,429)		(35,107)		224		1,919

Change in unrealized gain (loss) on investments		-		94		26,547		(36,788)		(7,619)		103,283		7,630		(3,220)

Reinvested capital gains		-		-		-		-		59,865		18,755		2,972		-

Net increase (decrease) in contract owners’ equity resulting from operations		-		75		55,531		(20,657)		49,820		90,147		11,706		(26)

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		-		-		811,887		416,128		27,837		22,973		2,182		1,776

Transfers between subaccounts, net		-		-		-		-		-		(5,593)		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(4)		(716)		(872,914)		(603,994)		(103,979)		(144,264)		(5,280)		(24,749)

Adjustments to maintain reserves		4		(3)		15		(14)		(8)		11		9		(5)

Net equity transactions		-		(719)		(61,012)		(187,880)		(76,150)		(126,873)		(3,089)		(22,978)

Net change in contract owners’ equity		-		(644)		(5,481)		(208,537)		(26,330)		(36,726)		8,617		(23,004)

Contract owners’ equity at beginning of period		-		644		217,506		426,043		788,847		825,573		42,275		65,279

Contract owners’ equity at end of period		$-		-		212,025		217,506		762,517		788,847		50,892		42,275

CHANGE IN UNITS:

Beginning units		-		3		2,869		4,943		1,058		1,238		75		113

Units purchased		-		-		10,003		5,432		53		50		4		3

Units surrendered		-		(3)		(10,437)		(7,506)		(136)		(230)		(9)		(41)

Ending units		-		-		2,435		2,869		975		1,058		70		75

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ACEG				MSVMV				OVAG				OVGS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,447)		(1,172)		(38)		38		(847)		(865)		(11,303)		(11,736)

Realized gain (loss) on investments		2,484		989		1,399		(188)		(1,895)		247		(3,326)		(11,605)

Change in unrealized gain (loss) on investments		(2,075)		44,428		(633)		2,419		(2,286)		24,573		(56,961)		152,111

Reinvested capital gains		20,883		-		479		232		9,533		-		282,224		91,715

Net increase (decrease) in contract owners’ equity resulting from operations		19,845		44,245		1,207		2,501		4,505		23,955		210,634		220,485

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		48,643		5,080		973		991		4,613		4,490		62,436		42,415

Transfers between subaccounts, net		-		-		-		-		-		-		1		(7,670)

Surrenders (notes 2, 3, 4, 5, and 6)		(9,741)		(6,728)		(9,698)		(944)		(14,779)		(8,113)		(163,756)		(228,000)

Adjustments to maintain reserves		-		1		5		(4)		4		(7)		38		(31)

Net equity transactions		38,902		(1,647)		(8,720)		43		(10,162)		(3,630)		(101,281)		(193,286)

Net change in contract owners’ equity		58,747		42,598		(7,513)		2,544		(5,657)		20,325		109,353		27,199

Contract owners’ equity at beginning of period		172,775		130,177		10,953		8,409		123,570		103,245		1,488,825		1,461,626

Contract owners’ equity at end of period		$231,522		172,775		3,440		10,953		117,913		123,570		1,598,178		1,488,825

CHANGE IN UNITS:

Beginning units		341		344		36		36		696		718		2,431		2,747

Units purchased		49		13		3		3		42		29		118		92

Units surrendered		(20)		(16)		(30)		(3)		(105)		(51)		(273)		(408)

Ending units		370		341		9		36		633		696		2,276		2,431

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVSB				OVSC				JABS				JACAS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,315		899		(857)		(1,982)		6,097		6,523		(3,537)		(5,413)

Realized gain (loss) on investments		(174)		(3,225)		21,995		13,574		24,749		35,841		5,056		18,253

Change in unrealized gain (loss) on investments		1,748		3,502		(24,115)		10,006		27,739		36,611		18,273		115,893

Reinvested capital gains		-		-		22,877		10,169		18,473		-		99,991		47,338

Net increase (decrease) in contract owners’ equity resulting from operations		2,889		1,176		19,900		31,767		77,058		78,975		119,783		176,071

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		2,404		2,631		(25,829)		131,903		220		33,994		8,153		9,231

Transfers between subaccounts, net		-		-		10		-		(86)		-		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(2,841)		(24,984)		(41,841)		(93,427)		(61,781)		(78,985)		(120,151)		(121,142)

Adjustments to maintain reserves		6		(6)		28,884		(29,142)		39,890		(40,251)		6		(14)

Net equity transactions		(431)		(22,359)		(38,776)		9,334		(21,757)		(85,242)		(111,992)		(111,925)

Net change in contract owners’ equity		2,458		(21,183)		(18,876)		41,101		55,301		(6,267)		7,791		64,146

Contract owners’ equity at beginning of period		24,114		45,297		262,078		220,977		530,931		537,198		730,410		666,264

Contract owners’ equity at end of period		$26,572		24,114		243,202		262,078		586,232		530,931		738,201		730,410

CHANGE IN UNITS:

Beginning units		205		403		316		289		672		815		666		765

Units purchased		19		37		26		180		81		101		9		24

Units surrendered		(20)		(235)		(72)		(153)		(108)		(244)		(103)		(123)

Ending units		204		205		270		316		645		672		572		666

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAGTS				JAIGS				LACDV2				LACI2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(10,133)		(7,623)		3,018		3,088		2,852		1,234		353		321

Realized gain (loss) on investments		144,183		389,596		60,565		149,628		873		751		15,968		2,618

Change in unrealized gain (loss) on investments		(25,338)		(101,103)		58,845		(108,867)		34,418		14,003		12,718		(980)

Reinvested capital gains		139,885		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		248,597		280,870		122,428		43,849		38,143		15,988		29,039		1,959

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1,839,895		1,513,761		17,586		22,873		6,659		266,102		63,208		273,332

Transfers between subaccounts, net		(95)		-		-		(313)		-		-		92		-

Surrenders (notes 2, 3, 4, 5, and 6)		(2,009,008)		(1,296,109)		(155,418)		(372,473)		(8,361)		(11,871)		(167,602)		(68,306)

Adjustments to maintain reserves		29,870		(30,146)		23,209		(23,391)		5		(4)		2		(3)

Net equity transactions		(139,338)		187,506		(114,623)		(373,304)		(1,697)		254,227		(104,300)		205,023

Net change in contract owners’ equity		109,259		468,376		7,805		(329,455)		36,446		270,215		(75,261)		206,982

Contract owners’ equity at beginning of period		1,213,036		744,660		460,384		789,839		270,215		-		206,982		-

Contract owners’ equity at end of period		$1,322,295		1,213,036		468,189		460,384		306,661		270,215		131,721		206,982

CHANGE IN UNITS:

Beginning units		793		605		1,079		2,064		2,217		-		1,037		-

Units purchased		1,176		1,283		115		120		60		2,318		296		1,369

Units surrendered		(1,337)		(1,095)		(306)		(1,105)		(63)		(101)		(760)		(332)

Ending units		632		793		888		1,079		2,214		2,217		573		1,037

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACIPS				LACMV2				LACU2				MV2IGI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$8,680		4,095		4,535		5,750		(1,201)		(893)		(263)		(463)

Realized gain (loss) on investments		587		146		1,261		28,670		37,423		201		(1,284)		15,729

Change in unrealized gain (loss) on investments		(1,865)		(282)		(6,769)		9,152		(32,568)		32,578		(1,941)		(5,930)

Reinvested capital gains		-		-		30,528		6,722		19,148		2,367		8,628		10,653

Net increase (decrease) in contract owners’ equity resulting from operations		7,402		3,959		29,555		50,294		22,802		34,253		5,140		19,989

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		5,807		145,900		3,124		425,114		2,781		181,738		2,090		2,778

Transfers between subaccounts, net		-		-		-		-		-		-		-		(1)

Surrenders (notes 2, 3, 4, 5, and 6)		(24,727)		(4,934)		(15,941)		(103,525)		(240,072)		(1,007)		(7,467)		(89,837)

Adjustments to maintain reserves		87		(91)		(2,297)		(25,482)		7		(9)		9		(9)

Net equity transactions		(18,833)		140,875		(15,114)		296,107		(237,284)		180,722		(5,368)		(87,069)

Net change in contract owners’ equity		(11,431)		144,834		14,441		346,401		(214,482)		214,975		(228)		(67,080)

Contract owners’ equity at beginning of period		144,834		-		346,401		-		214,975		-		58,219		125,299

Contract owners’ equity at end of period		$133,403		144,834		360,842		346,401		493		214,975		57,991		58,219

CHANGE IN UNITS:

Beginning units		1,271		-		3,259		-		904		-		183		453

Units purchased		50		1,318		103		4,286		13		908		9		10

Units surrendered		(234)		(47)		(224)		(1,027)		(915)		(4)		(25)		(280)

Ending units		1,087		1,271		3,138		3,259		2		904		167		183

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	MVFIC		MSEM		EIF4		GBF
	2025	2024	2025	2024	2025	2024	2025	2024

Investment activity*:

Net investment income (loss)	$11,869	19,093	389	2,570	14,534	16,813	1,426	1,203

Realized gain (loss) on investments	88,224	55,245	26	(9,607)	55,088	30,992	(786)	(304)

Change in unrealized gain (loss) on investments	(28,830)	(8,360)	(15)	8,990	190,227	28,965	2,153	(771)

Reinvested capital gains	113,316	159,153	-	-	73,966	65,770	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	184,579	225,131	400	1,953	333,815	142,540	2,793	128

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)	623,439	900,284	73	30	41,969	42,500	2,037	2,430

Transfers between subaccounts, net	(10)	(5,149)	-	-	4	(27)	-	-

Surrenders (notes 2, 3, 4, 5, and 6)	(1,159,218)	(1,192,017)	(387)	(24,169)	(197,926)	(125,679)	(4,092)	(614)

Adjustments to maintain reserves	(24)	-	5	(1)	9	3	(2)	(3)

Net equity transactions	(535,813)	(296,882)	(309)	(24,140)	(155,944)	(83,203)	(2,057)	1,813

Net change in contract owners’ equity	(351,234)	(71,751)	91	(22,187)	177,871	59,337	736	1,941

Contract owners’ equity at beginning of period	1,770,399	1,842,150	2,938	25,125	1,671,347	1,612,010	46,039	44,098

Contract owners’ equity at end of period	$1,419,165	1,770,399	3,029	2,938	1,849,218	1,671,347	46,775	46,039

CHANGE IN UNITS:

Beginning units	2,819	3,235	8	99	3,268	3,442	330	317

Units purchased	965	1,591	1	2	95	176	26	31

Units surrendered	(1,778)	(2,007)	(1)	(93)	(371)	(350)	(40)	(18)

Ending units	2,006	2,819	8	8	2,992	3,268	316	330

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GBF4				GEM				GIG				GVAAA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$13,611		15,564		(153)		1,117		1,892		10,771		(963)		(926)

Realized gain (loss) on investments		1,748		(2,861)		(12,724)		(5,096)		160,853		114,892		1,425		773

Change in unrealized gain (loss) on investments		14,306		(8,745)		67,368		14,616		52,080		(42,141)		9,705		13,016

Reinvested capital gains		-		-		-		-		30,426		-		7,411		4,391

Net increase (decrease) in contract owners’ equity resulting from operations		29,665		3,958		54,491		10,637		245,251		83,522		17,578		17,254

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		449,123		301,599		15,236		16,331		1,809,657		1,368,863		1,369		1,340

Transfers between subaccounts, net		(16)		7		-		(1)		(17)		-		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(480,693)		(314,058)		(50,950)		(39,063)		(1,460,343)		(1,761,477)		(9,948)		(13,108)

Adjustments to maintain reserves		7		(4)		5		(1)		(27)		(1)		5		(3)

Net equity transactions		(31,579)		(12,456)		(35,709)		(22,734)		349,270		(392,615)		(8,574)		(11,771)

Net change in contract owners’ equity		(1,914)		(8,498)		18,782		(12,097)		594,521		(309,093)		9,004		5,483

Contract owners’ equity at beginning of period		443,950		452,448		172,239		184,336		131,088		440,181		124,953		119,470

Contract owners’ equity at end of period		$442,036		443,950		191,021		172,239		725,609		131,088		133,957		124,953

CHANGE IN UNITS:

Beginning units		1,156		1,186		452		498		810		3,004		408		449

Units purchased		1,548		1,061		39		52		9,822		8,717		5		6

Units surrendered		(1,632)		(1,091)		(128)		(98)		(7,390)		(10,911)		(31)		(47)

Ending units		1,072		1,156		363		452		3,242		810		382		408

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVABD2				GVAGG2				GVAGI2				GVAGR2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(46)		(57)		(1,358)		(1,226)		(1,061)		(692)		(1,317)		(2,162)

Realized gain (loss) on investments		(44)		(233)		850		650		3,992		1,045		5,286		23,762

Change in unrealized gain (loss) on investments		471		302		29,141		9,389		8,635		9,884		23,430		43,492

Reinvested capital gains		-		-		5,271		9,343		9,737		6,075		2,821		10,767

Net increase (decrease) in contract owners’ equity resulting from operations		381		12		33,904		18,156		21,303		16,312		30,220		75,859

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		539		669		4,060		4,189		71,537		54,979		2,647		2,600

Transfers between subaccounts, net		-		-		-		-		(71)		-		-		(24,694)

Surrenders (notes 2, 3, 4, 5, and 6)		(890)		(3,135)		(2,877)		(2,605)		(22,324)		(11,305)		(19,912)		(113,028)

Adjustments to maintain reserves		2		(3)		6		(5)		6		(1)		8		(8)

Net equity transactions		(349)		(2,469)		1,189		1,579		49,148		43,673		(17,257)		(135,130)

Net change in contract owners’ equity		32		(2,457)		35,093		19,735		70,451		59,985		12,963		(59,271)

Contract owners’ equity at beginning of period		6,543		9,000		166,225		146,490		124,735		64,750		179,620		238,891

Contract owners’ equity at end of period		$6,575		6,543		201,318		166,225		195,186		124,735		192,583		179,620

CHANGE IN UNITS:

Beginning units		50		69		412		408		314		200		278		482

Units purchased		5		5		11		13		160		146		6		31

Units surrendered		(7)		(24)		(8)		(9)		(53)		(32)		(33)		(235)

Ending units		48		50		415		412		421		314		251		278

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVDMA				GVDMC				GVEX4				GVIDA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(13,984)		(13,428)		(373)		(354)		50,932		63,835		(3,209)		(3,260)

Realized gain (loss) on investments		(43,350)		(62,376)		(7)		(477)		413,840		(3,265,920)		3,493		(10,632)

Change in unrealized gain (loss) on investments		332,405		253,747		5,649		3,267		3,743,242		8,532,432		66,291		63,187

Reinvested capital gains		17,893		-		-		-		42,944		17,569		6,824		-

Net increase (decrease) in contract owners’ equity resulting from operations		292,964		177,943		5,269		2,436		4,250,958		5,347,916		73,399		49,295

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		119,085		80,415		2,434		2,708		3,211,378		2,558,585		23,334		22,645

Transfers between subaccounts, net		-		-		-		-		(325)		38		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(207,147)		(174,432)		(4,278)		(3,321)		(5,808,049)		(4,185,927)		(58,351)		(87,223)

Adjustments to maintain reserves		6		(5)		3		(5)		95		(37)		3		4

Net equity transactions		(88,056)		(94,022)		(1,841)		(618)		(2,596,901)		(1,627,341)		(35,014)		(64,574)

Net change in contract owners’ equity		204,908		83,921		3,428		1,818		1,654,057		3,720,575		38,385		(15,279)

Contract owners’ equity at beginning of period		1,814,973		1,731,052		48,061		46,243		26,479,267		22,758,692		409,411		424,690

Contract owners’ equity at end of period		$2,019,881		1,814,973		51,489		48,061		28,133,324		26,479,267		447,796		409,411

CHANGE IN UNITS:

Beginning units		4,222		4,440		191		195		12,285		13,023		881		1,022

Units purchased		289		261		14		14		1,714		1,598		57		58

Units surrendered		(477)		(479)		(17)		(18)		(2,726)		(2,336)		(124)		(199)

Ending units		4,034		4,222		188		191		11,273		12,285		814		881

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVIDC				GVIDM				HIBF				MCIF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(937)		(1,013)		(14,523)		(13,793)		9,170		8,937		1,905		1,038

Realized gain (loss) on investments		411		(853)		(20,741)		(37,477)		(1,348)		(1,463)		(6,942)		4,261

Change in unrealized gain (loss) on investments		10,313		5,829		302,937		206,230		968		2,392		2,385		33,717

Reinvested capital gains		-		-		-		-		-		-		27,097		22,148

Net increase (decrease) in contract owners’ equity resulting from operations		9,787		3,963		267,673		154,960		8,790		9,866		24,445		61,164

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		12,514		12,925		83,439		77,979		2,355		4,045		5,335		5,062

Transfers between subaccounts, net		-		-		(57)		3		-		-		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(17,942)		(29,047)		(140,563)		(120,800)		(10,946)		(11,061)		(62,840)		(128,218)

Adjustments to maintain reserves		5		(4)		21		(11)		8		(5)		3		(4)

Net equity transactions		(5,423)		(16,126)		(57,160)		(42,829)		(8,583)		(7,021)		(57,502)		(123,160)

Net change in contract owners’ equity		4,364		(12,163)		210,513		112,131		207		2,845		(33,057)		(61,996)

Contract owners’ equity at beginning of period		124,085		136,248		1,988,814		1,876,683		184,862		182,017		437,827		499,823

Contract owners’ equity at end of period		$128,449		124,085		2,199,327		1,988,814		185,069		184,862		404,770		437,827

CHANGE IN UNITS:

Beginning units		686		776		4,671		4,775		619		638		552		696

Units purchased		77		94		188		254		12		18		16		11

Units surrendered		(106)		(184)		(336)		(358)		(32)		(37)		(71)		(155)

Ending units		657		686		4,523		4,671		599		619		497		552

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MSBF				NDES2				NLCG2				NNASD2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$8,846		20,195		-		-		-		-		-		-

Realized gain (loss) on investments		(848)		(3,281)		-		-		-		-		-		-

Change in unrealized gain (loss) on investments		14,879		20,980		(2)		-		(3)		-		-		-

Reinvested capital gains		-		-		4		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		22,877		37,894		2		-		(3)		-		-		-

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		13,855		15,450		100		-		100		-		100		-

Transfers between subaccounts, net		-		-		-		-		-		-		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(32,922)		(112,956)		(6)		-		(6)		-		(6)		-

Adjustments to maintain reserves		6		(8)		-		-		-		-		-		-

Net equity transactions		(19,061)		(97,514)		94		-		94		-		94		-

Net change in contract owners’ equity		3,816		(59,620)		96		-		91		-		94		-

Contract owners’ equity at beginning of period		348,994		408,614		-		-		-		-		-		-

Contract owners’ equity at end of period		$352,810		348,994		96		-		91		-		94		-

CHANGE IN UNITS:

Beginning units		1,308		1,523		-		-		-		-		-		-

Units purchased		109		98		1		-		2		-		1		-

Units surrendered		(190)		(313)		-		-		(1)		-		-		-

Ending units		1,227		1,308		1		-		1		-		1		-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVAMV1				NVAMVX				NVCBD1				NVCCA1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,192		5,772		1,478		4,730		1,295		1,322		(383)		(835)

Realized gain (loss) on investments		5,816		7,497		(2,166)		(5,853)		(128)		(27)		620		14,740

Change in unrealized gain (loss) on investments		25,807		25,517		19,685		19,989		740		(971)		5,410		(1,730)

Reinvested capital gains		68,530		42,880		36,070		27,385		-		-		1,328		544

Net increase (decrease) in contract owners’ equity resulting from operations		101,345		81,666		55,067		46,251		1,907		324		6,975		12,719

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		-		-		88,451		57,457		655,204		3,075		1,759		1,541

Transfers between subaccounts, net		-		-		(48)		714		-		-		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(45,952)		(46,982)		(53,810)		(117,371)		(655,714)		(5,886)		(6,396)		(106,377)

Adjustments to maintain reserves		15		(15)		8		(9)		5		(5)		3		(4)

Net equity transactions		(45,937)		(46,997)		34,601		(59,209)		(505)		(2,816)		(4,634)		(104,840)

Net change in contract owners’ equity		55,408		34,669		89,668		(12,958)		1,402		(2,492)		2,341		(92,121)

Contract owners’ equity at beginning of period		592,542		557,873		298,585		311,543		52,596		55,088		52,476		144,597

Contract owners’ equity at end of period		$647,950		592,542		388,253		298,585		53,998		52,596		54,817		52,476

CHANGE IN UNITS:

Beginning units		1,060		1,144		1,492		1,795		381		401		214		658

Units purchased		4		5		420		398		4,625		24		9		9

Units surrendered		(82)		(89)		(258)		(701)		(4,637)		(44)		(27)		(453)

Ending units		982		1,060		1,654		1,492		369		381		196		214

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCCN1				NVCMD1				NVCRA1				NVCRB1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(634)		(622)		(1,448)		(1,329)		(153)		(134)		(1,322)		(1,246)

Realized gain (loss) on investments		87		(37)		697		551		167		123		869		376

Change in unrealized gain (loss) on investments		7,039		4,167		20,018		15,445		3,251		2,210		16,814		12,918

Reinvested capital gains		-		-		4,203		2,432		123		184		3,361		1,361

Net increase (decrease) in contract owners’ equity resulting from operations		6,492		3,508		23,470		17,099		3,388		2,383		19,722		13,409

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		-		3,414		10,662		11,429		737		637		288		363

Transfers between subaccounts, net		-		-		-		-		-		-		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(563)		(7,647)		(9,706)		(9,705)		(313)		(303)		(2,778)		(2,605)

Adjustments to maintain reserves		(3)		-		4		(3)		(1)		(1)		2		(3)

Net equity transactions		(566)		(4,233)		960		1,721		423		333		(2,488)		(2,245)

Net change in contract owners’ equity		5,926		(725)		24,430		18,820		3,811		2,716		17,234		11,164

Contract owners’ equity at beginning of period		81,958		82,683		183,440		164,620		18,872		16,156		169,697		158,533

Contract owners’ equity at end of period		$87,884		81,958		207,870		183,440		22,683		18,872		186,931		169,697

CHANGE IN UNITS:

Beginning units		522		549		806		798		67		66		820		832

Units purchased		1		25		47		54		3		3		8		8

Units surrendered		(5)		(52)		(43)		(46)		(1)		(2)		(19)		(20)

Ending units		518		522		810		806		69		67		809		820

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVIE6				NVMIVX				NVMLG1				NVMMG1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$39		501		10,427		51,871		43,482		1,260		(21,116)		(21,904)

Realized gain (loss) on investments		289		3,088		141,628		48,951		36,713		4,305		(206,482)		(214,261)

Change in unrealized gain (loss) on investments		6,559		(206)		146,543		(61,443)		(90,769)		209,622		328,743		724,099

Reinvested capital gains		1,075		-		-		-		188,277		116,596		31,247		-

Net increase (decrease) in contract owners’ equity resulting from operations		7,962		3,383		298,598		39,379		177,703		331,783		132,392		487,934

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		-		-		156,869		90,567		33,627		227,907		131,255		114,124

Transfers between subaccounts, net		-		-		143		-		-		15		(85)		43

Surrenders (notes 2, 3, 4, 5, and 6)		(646)		(11,393)		(443,438)		(151,249)		(269,242)		(240,006)		(486,962)		(314,571)

Adjustments to maintain reserves		(4)		(1)		11		(7)		8		(7)		24		(12)

Net equity transactions		(650)		(11,394)		(286,415)		(60,689)		(235,607)		(12,091)		(355,768)		(200,416)

Net change in contract owners’ equity		7,312		(8,011)		12,183		(21,310)		(57,904)		319,692		(223,376)		287,518

Contract owners’ equity at beginning of period		21,292		29,303		936,504		957,814		1,589,442		1,269,750		3,163,241		2,875,723

Contract owners’ equity at end of period		$28,604		21,292		948,687		936,504		1,531,538		1,589,442		2,939,865		3,163,241

CHANGE IN UNITS:

Beginning units		141		214		4,876		5,115		2,144		2,136		7,011		7,532

Units purchased		1		-		559		831		62		392		399		325

Units surrendered		(4)		(73)		(1,722)		(1,070)		(402)		(384)		(1,477)		(846)

Ending units		138		141		3,713		4,876		1,804		2,144		5,933		7,011

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVMMV2				NVNMO1				NVNSR2				NVOLG1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$867		1,502		(569)		(691)		48		(560)		41,241		94,360

Realized gain (loss) on investments		(8,983)		(4,860)		(165)		3,179		144		(3,015)		743,413		808,546

Change in unrealized gain (loss) on investments		(28,273)		34,139		(2,550)		(36,350)		(536)		8,589		2,299,136		2,956,522

Reinvested capital gains		44,947		9,923		28,462		74,481		711		3,524		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		8,558		40,704		25,178		40,619		367		8,538		3,083,790		3,859,428

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		16,754		17,584		3,905		6,435		707		822		510,047		432,992

Transfers between subaccounts, net		-		-		(1)		(49)		-		-		(180)		(10,025)

Surrenders (notes 2, 3, 4, 5, and 6)		(21,248)		(13,260)		(10,372)		(14,400)		(2,656)		(103,306)		(2,511,954)		(2,385,205)

Adjustments to maintain reserves		2		(2)		(2)		(3)		1		-		71,736		(72,252)

Net equity transactions		(4,492)		4,322		(6,470)		(8,017)		(1,948)		(102,484)		(1,930,351)		(2,034,490)

Net change in contract owners’ equity		4,066		45,026		18,708		32,602		(1,581)		(93,946)		1,153,439		1,824,938

Contract owners’ equity at beginning of period		572,101		527,075		233,083		200,481		22,235		116,181		19,916,440		18,091,502

Contract owners’ equity at end of period		$576,167		572,101		251,791		233,083		20,654		22,235		21,069,879		19,916,440

CHANGE IN UNITS:

Beginning units		1,732		1,718		595		617		68		384		21,785		23,950

Units purchased		109		96		13		21		10		4		830		673

Units surrendered		(123)		(82)		(29)		(43)		(15)		(320)		(2,617)		(2,838)

Ending units		1,718		1,732		579		595		63		68		19,998		21,785

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVRE1				NVSTB2				NVTIV3				SAM4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$7,665		18,567		2,020		1,512		28		163		99,012		129,638

Realized gain (loss) on investments		47,577		43,095		103		701		308		95		-		-

Change in unrealized gain (loss) on investments		(70,159)		53,973		669		1,914		452		(138)		-		-

Reinvested capital gains		11,636		-		-		-		-		-		3		-

Net increase (decrease) in contract owners’ equity resulting from operations		(3,281)		115,635		2,792		4,127		788		120		99,015		129,638

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		16,317		19,169		1,128		1,128		-		-		3,308,706		3,212,987

Transfers between subaccounts, net		-		(3,359)		-		-		-		-		(33)		(2)

Surrenders (notes 2, 3, 4, 5, and 6)		(208,879)		(208,304)		(2,811)		(256,893)		(1,015)		(588)		(4,485,158)		(3,710,366)

Adjustments to maintain reserves		10		(8)		3		(4)		1		(3)		86,580		(87,293)

Net equity transactions		(192,552)		(192,502)		(1,680)		(255,769)		(1,014)		(591)		(1,089,905)		(584,674)

Net change in contract owners’ equity		(195,833)		(76,867)		1,112		(251,642)		(226)		(471)		(990,890)		(455,036)

Contract owners’ equity at beginning of period		1,133,304		1,210,171		60,824		312,466		2,841		3,312		3,500,657		3,955,693

Contract owners’ equity at end of period		$937,471		1,133,304		61,936		60,824		2,615		2,841		2,509,767		3,500,657

CHANGE IN UNITS:

Beginning units		4,838		5,677		514		2,752		13		15		15,980		19,476

Units purchased		296		301		11		14		1		-		18,317		17,768

Units surrendered		(1,125)		(1,140)		(25)		(2,252)		(5)		(2)		(23,474)		(21,264)

Ending units		4,009		4,838		500		514		9		13		10,823		15,980

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SCF4				SCGF				SCVF4				TRF4
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$8,444		(14,176)		(1,365)		(1,474)		7,307		(26)		2,907		4,366

Realized gain (loss) on investments		142,463		111,147		634		831		(61,465)		(68,937)		33,331		55,442

Change in unrealized gain (loss) on investments		(127,184)		15,313		16,520		36,855		(20,772)		131,821		46,701		40,335

Reinvested capital gains		188,247		66,657		12,350		-		93,098		12,386		96,142		42,508

Net increase (decrease) in contract owners’ equity resulting from operations		211,970		178,941		28,139		36,212		18,168		75,244		179,081		142,651

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		537,254		1,819,201		8,421		6,276		53,480		52,133		51,375		53,808

Transfers between subaccounts, net		(12)		(6,289)		-		-		2		(199)		(46)		(2)

Surrenders (notes 2, 3, 4, 5, and 6)		(1,199,706)		(1,436,102)		(11,540)		(64,302)		(90,853)		(136,194)		(93,841)		(165,037)

Adjustments to maintain reserves		1		13		6		2		(18)		10		26		(18)

Net equity transactions		(662,463)		376,823		(3,113)		(58,024)		(37,389)		(84,250)		(42,486)		(111,249)

Net change in contract owners’ equity		(450,493)		555,764		25,026		(21,812)		(19,221)		(9,006)		136,595		31,402

Contract owners’ equity at beginning of period		2,723,705		2,167,941		184,122		205,934		1,390,396		1,399,402		1,161,826		1,130,424

Contract owners’ equity at end of period		$2,273,212		2,723,705		209,148		184,122		1,371,175		1,390,396		1,298,421		1,161,826

CHANGE IN UNITS:

Beginning units		4,383		3,878		298		411		2,375		2,520		767		834

Units purchased		947		3,103		12		9		173		147		48		51

Units surrendered		(2,037)		(2,598)		(17)		(122)		(241)		(292)		(72)		(118)

Ending units		3,293		4,383		293		298		2,307		2,375		743		767

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMCG				AMMCGS				AMSRS				AMTB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(69)		(67)		(74)		(372)		(7,406)		(4,921)		13,933		14,140

Realized gain (loss) on investments		43		29		457		3,155		55,368		47,011		(2,919)		(1,634)

Change in unrealized gain (loss) on investments		(877)		1,673		(1,515)		7,993		21,328		147,690		3,452		2,342

Reinvested capital gains		1,436		588		1,587		3,463		65,364		52,521		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		533		2,223		455		14,239		134,654		242,301		14,466		14,848

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		242		469		1,096		1,079		30,411		19,298		15,188		18,926

Transfers between subaccounts, net		-		-		-		-		-		(1)		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(1,466)		(1,562)		(1,422)		(52,414)		(154,919)		(155,285)		(29,414)		(20,718)

Adjustments to maintain reserves		1		3		9		(8)		3		6		4		(2)

Net equity transactions		(1,223)		(1,090)		(317)		(51,343)		(124,505)		(135,982)		(14,222)		(1,794)

Net change in contract owners’ equity		(690)		1,133		138		(37,104)		10,149		106,319		244		13,054

Contract owners’ equity at beginning of period		11,012		9,879		10,030		47,134		1,120,100		1,013,781		298,310		285,256

Contract owners’ equity at end of period		$10,322		11,012		10,168		10,030		1,130,249		1,120,100		298,554		298,310

CHANGE IN UNITS:

Beginning units		7		7		42		244		879		986		1,399		1,396

Units purchased		1		1		3		5		27		20		117		135

Units surrendered		(2)		(1)		(4)		(207)		(110)		(127)		(172)		(132)

Ending units		6		7		41		42		796		879		1,344		1,399

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRASP				PMVFBA				PMVLDA				PVEIB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$718		1,808		15		12		13,744		13,934		452		1,772

Realized gain (loss) on investments		575		866		(5)		(5)		5,815		11,702		16,021		51,898

Change in unrealized gain (loss) on investments		11,215		8,150		43		(46)		381		(10,167)		19,545		(31,141)

Reinvested capital gains		10,421		5,977		-		-		-		-		11,392		14,965

Net increase (decrease) in contract owners’ equity resulting from operations		22,929		16,801		53		(39)		19,940		15,469		47,410		37,494

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		515		565		-		470		469,875		742,267		601,499		724,276

Transfers between subaccounts, net		-		-		-		-		-		-		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(26,557)		2,907		(361)		(183)		(850,296)		(749,362)		(638,837)		(754,070)

Adjustments to maintain reserves		4		(4)		(1)		-		29		(14)		7		(7)

Net equity transactions		(26,038)		3,468		(362)		287		(380,392)		(7,109)		(37,331)		(29,801)

Net change in contract owners’ equity		(3,109)		20,269		(309)		248		(360,452)		8,360		10,079		7,693

Contract owners’ equity at beginning of period		157,343		137,074		668		420		681,157		672,797		160,653		152,960

Contract owners’ equity at end of period		$154,234		157,343		359		668		320,705		681,157		170,732		160,653

CHANGE IN UNITS:

Beginning units		621		604		6		4		5,385		5,516		667		735

Units purchased		7		58		1		5		3,772		6,086		2,479		3,168

Units surrendered		(102)		(41)		(4)		(3)		(6,736)		(6,217)		(2,526)		(3,236)

Ending units		526		621		3		6		2,421		5,385		620		667

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVGOB				PVTIGB				TRHS2				VWBF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,319)		(1,620)		(155)		767		(1,694)		(1,848)		15,206		39,128

Realized gain (loss) on investments		4,831		38,169		2,694		6,574		1,803		5,141		29,355		3,262

Change in unrealized gain (loss) on investments		3,324		19,531		1,098		(5,229)		28,765		(21,752)		34,602		(19,512)

Reinvested capital gains		16,556		9,690		3,253		-		9,371		20,987		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		23,392		65,770		6,890		2,112		38,245		2,528		79,163		22,878

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		2,937		2,675		41,458		23		3,837		1,879		899,243		361,537

Transfers between subaccounts, net		-		-		-		-		-		-		(10)		1

Surrenders (notes 2, 3, 4, 5, and 6)		(10,414)		(91,610)		(47,846)		(38,306)		(19,770)		(9,954)		(1,019,034)		(408,745)

Adjustments to maintain reserves		9		(8)		2		(1)		(2)		(4)		18		(10)

Net equity transactions		(7,468)		(88,943)		(6,386)		(38,284)		(15,935)		(8,079)		(119,783)		(47,217)

Net change in contract owners’ equity		15,924		(23,173)		504		(36,172)		22,310		(5,551)		(40,620)		(24,339)

Contract owners’ equity at beginning of period		175,032		198,205		8,745		44,917		230,331		235,882		407,389		431,728

Contract owners’ equity at end of period		$190,956		175,032		9,249		8,745		252,641		230,331		366,769		407,389

CHANGE IN UNITS:

Beginning units		414		531		15		142		385		397		1,172		1,281

Units purchased		9		9		62		1		25		39		3,184		1,366

Units surrendered		(20)		(126)		(66)		(128)		(49)		(51)		(3,519)		(1,475)

Ending units		403		414		11		15		361		385		837		1,172

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VWEM				VWHA				VVEI				VVHGB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(364)		10,566		5,713		6,726		8,765		11,542		1,331		1,618

Realized gain (loss) on investments		69,783		(222,632)		5,696		77,050		4,458		16,096		(1,351)		(5,763)

Change in unrealized gain (loss) on investments		215,482		201,874		88,544		(79,016)		28,765		12,304		3,075		4,677

Reinvested capital gains		-		-		-		-		43,392		35,834		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		284,901		(10,192)		99,953		4,760		85,380		75,776		3,055		532

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		239,456		409,674		19,292		135,931		14,232		27,820		4,358		4,978

Transfers between subaccounts, net		109		9		(16)		2		(1)		2		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(454,774)		(477,341)		(95,135)		(208,222)		(28,608)		(96,976)		(5,716)		(38,363)

Adjustments to maintain reserves		13		(5)		-		7		(4)		3		(2)		(1)

Net equity transactions		(215,196)		(67,663)		(75,859)		(72,282)		(14,381)		(69,151)		(1,360)		(33,386)

Net change in contract owners’ equity		69,705		(77,855)		24,094		(67,522)		70,999		6,625		1,695		(32,854)

Contract owners’ equity at beginning of period		1,039,453		1,117,308		326,928		394,450		548,784		542,159		52,609		85,463

Contract owners’ equity at end of period		$1,109,158		1,039,453		351,022		326,928		619,783		548,784		54,304		52,609

CHANGE IN UNITS:

Beginning units		2,477		2,606		583		712		881		993		333		543

Units purchased		527		1,154		28		384		28		54		45		55

Units surrendered		(880)		(1,283)		(142)		(513)		(49)		(166)		(53)		(265)

Ending units		2,124		2,477		469		583		860		881		325		333

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$
	VVHYB				VVMCI
	2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$13,128		10,137		3,115		4,351

Realized gain (loss) on investments		(596)		(388)		29,724		17,413

Change in unrealized gain (loss) on investments		6,284		1,813		19,113		96,984

Reinvested capital gains		-		-		50,860		11,495

Net increase (decrease) in contract owners’ equity resulting from operations		18,816		11,562		102,812		130,243

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		5,496		5,973		18,640		27,429

Transfers between subaccounts, net		-		-		(1)		12

Surrenders (notes 2, 3, 4, 5, and 6)		(3,516)		1,194		(91,267)		(99,174)

Adjustments to maintain reserves		1		(1)		(2)		(4)

Net equity transactions		1,981		7,166		(72,630)		(71,737)

Net change in contract owners’ equity		20,797		18,728		30,182		58,506

Contract owners’ equity at beginning of period		233,270		214,542		990,621		932,115

Contract owners’ equity at end of period		$254,067		233,270		1,020,803		990,621

CHANGE IN UNITS:

Beginning units		806		781		1,296		1,390

Units purchased		44		73		37		48

Units surrendered		(39)		(48)		(124)		(142)

Ending units		811		806		1,209		1,296

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account A (the Separate Account) was established by Nationwide Life and Annuity Company of America (NLACA) under the provisions of Delaware law and commenced operations on February 1, 1995. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) with NLAIC as the surviving entity. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies) and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus. A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Variable Investment Fund - Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)*

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I (NVCMA1)*

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I (NVCMC1)*

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)*

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)*

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NOMURA INVESTMENT MANAGEMENT

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

*	At December 31, 2025, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

	Inception Date	Liquidation Date

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)	10/8/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)	10/8/2025

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)	10/8/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)		2/28/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)		10/24/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)	2/28/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	10/24/2025

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date

DSC	BNY Mellon Variable Investment Fund - Small Cap Portfolio: Initial Shares	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	12/31/2025

FAMP	Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class	5/1/2025

HIBF	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	5/1/2025

MSBF	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	6/26/2025

NVCBD1	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	1/27/2025

NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	5/1/2025

NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	5/1/2025

NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	5/1/2025

NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	5/1/2025

NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	5/1/2025

NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	5/1/2025

NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	5/1/2025

NVMIVX	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	1/31/2025

NVNSR1	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	6/18/2025

NVNSR2	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	6/18/2025

NVTIV3	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	1/31/2025

TRF4	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class IV	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV	9/22/2025

AMSRS	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	7/28/2025

WRASP	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	12/1/2025

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate policyholder account balances.

(g) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2)	Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Insurance Charge - Mortality and Expense Risk Charge/ Percent of Subaccount Value Charge - assessed through a surrender of units	Annual rate of to 0.75% - 1.00% of the average daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	4.00% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	0.00% - 4.00% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $420.28 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge-assessed through a surrender of units	$50.00 - $60.00 plus $3.00 per $1,000 of Face Amount increase.
Administrative Charge - assessed through a surrender of units	$5.00 per month - $17.50 plus $0.11 per $1,000 on 1st million of face amount
Surrender Charge - assessed through a surrender of units	The lesser of: (1) 30% to 35% of all premiums to date or, (2) during Policy Years 1-11, 60% - 70% of the Target Premium of the Initial Face Amount. Plus deferred administrative charge in years 1-11 of $4.90 to $5.00 - $1,000 of face amount.
Policy Loan Interest Charge	6.00% of an outstanding policy loan
Other Withdrawal/Surrender Fees	$25.00 per request
Transfer Fee – assessed upon transfer	$25.00 per request
Total Annual Portfolio Operating Expense	0.16% - 2.46% of portfolio assets

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.52 per $1,000 of the rider’s specified amount
Long-Term Care Acceleration Benefit Rider Charge	$0.02 - $3.24 per $1,000 of net amount at risk per month
Long-Term Care Waiver Benefit Rider Charge	$0.01 - $3.47 per $1,000 of net amount at risk per month
Disability Waiver Benefit Rider Charge	$0.01 - $1.76 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider Charge	2% - 23.20% of the monthly benefit amount per month
Additional Insurance Benefit Rider Charge	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Survivorship Additional Insurance Benefit Rider Charge	$0.00 - $93.08 per $1,000 of rider coverage amount per month
Accelerated Death Benefit Rider Charge	$250 at the time the rider is invoked
Long-Term Care Extended Insurance Benefit Rider	$0.01 - $8.72 per $1,000 of net amount at risk per month
Convertible Term Life Insurance Rider	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Four Year Survivorship Term Life Insurance Rider	$0.03 - $2.75 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	$0.01 per $1,000 of face amount per month

For the years ended December 31, 2025 and 2024, total front-end sales charge deductions were $177,792 and $180,245, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3)	Asset Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation. For NLACA Options Elite policies, this charge is referred to as the Insurance Charge.

(4)	Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5)	Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2025 and 2024, total transfers to the Separate Account from the fixed account were $17,751,452 and $19,673,727, respectively, and total transfers from the Separate Account to the fixed account were $18,635,302 and $21,041,904, respectively.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(7)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$24,433	$17,737
ALVSVA	36,033	22,259
AASCO	166,589	455,194
SVDF	4,474	234,799
SVOF	14,249	1,093
WFVSCG	4,104	4,415
MLVGA2	17,688	15,771
DSC	997	5,255
DSIF	361,398	776,326
DVSCS	272,181	293,666
FQB	8,355	17,778
FVU2	1,847	372
FAMP	119,703	152,539
FCP	375	374
FEIP	587,897	744,965
FEIS	58,825	52,836
FF30S	6,712	737
FGP	3,613,488	2,971,323
FGS	145,584	93,813

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

FHIP	849,339	1,275,568
FIGBP	381,850	683,907
FIGBS	5,219	4,991
FMCS	241,335	226,189
FNRS2	18,766	126,423
FOP	608,852	542,412
FOS	53,719	39,982
FVSS	78,166	332,353
FTVDM2	1,343,674	1,747,772
FTVGI2	810,691	874,300
FTVSVI	91,169	103,443
TIF	5,969	5,215
ACEG	68,468	10,131
MSVMV	1,447	9,732
OVAG	15,359	16,840
OVGS	325,296	155,695
OVSB	3,822	2,943
OVSC	34,466	80,218
JABS	36,126	73,364
JACAS	107,373	122,918
JAGTS	1,959,200	1,998,775
JAIGS	21,746	156,658
LACDV2	9,438	8,288
LACI2	64,130	168,079
LACIPS	13,438	23,679
LACMV2	46,794	24,550
LACU2	21,858	241,202
MV2IGI	11,190	8,203
MVFIC	758,573	1,169,177
MSEM	479	405
EIF4	124,739	192,192
GBF	4,803	5,433
GBF4	457,164	475,140
GEM	11,451	47,317
GIG	1,848,389	1,466,765
GVAAA2	8,713	10,842
GVABD2	328	725
GVAGG2	8,483	3,387
GVAGI2	78,435	20,616
GVAGR2	4,759	20,519
GVDMA	96,117	180,271
GVDMC	2,689	4,907
GVEX4	2,867,324	5,370,444
GVIDA	25,838	57,239
GVIDC	11,084	17,450
GVIDM	52,780	124,485
HIBF	12,140	11,561
MCIF	40,513	69,017
MSBF	35,042	45,264
NDES2	104	6
NLCG2	100	6
NNASD2	100	6
NVAMV1	74,284	50,514
NVAMVX	120,575	48,434
NVCBD1	657,286	656,501

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NVCCA1	2,947	6,640
NVCCN1	-	1,198
NVCMD1	9,333	5,621
NVCRA1	858	464
NVCRB1	4,171	4,623
NVIE6	1,300	832
NVMIVX	149,421	425,419
NVMLG1	261,327	265,184
NVMMG1	127,422	473,083
NVMMV2	76,130	34,810
NVNMO1	32,514	11,089
NVNSR2	3,886	5,076
NVOLG1	436,126	2,397,256
NVRE1	83,007	256,267
NVSTB2	2,841	2,502
NVTIV3	47	1,034
SAM4	3,337,838	4,415,654
SCF4	746,516	1,212,290
SCGF	16,173	8,308
SCVF4	199,706	136,672
TRF4	140,372	83,834
AMCG	1,638	1,496
AMMCGS	2,598	1,409
AMSRS	84,832	151,382
AMTB	35,556	35,848
WRASP	12,824	27,727
PMVFBA	18	364
PMVLDA	498,896	865,573
PVEIB	615,964	641,458
PVGOB	19,174	11,413
PVTIGB	44,717	48,006
TRHS2	20,709	28,965
VWBF	906,259	1,010,855
VWEM	205,493	421,065
VWHA	14,628	84,773
VVEI	67,298	29,519
VVHGB	6,790	6,817
VVHYB	25,768	10,658
VVMCI	78,913	97,567

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(8)	Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ALVGIA
2025	0.65%	to	0.75%	325	$1,288.82	to	$629.97	$230,748	1.11%	9.76%	to	9.65%
2024	0.65%	to	0.75%	339	1,174.26	to	574.55	222,188	1.44%	12.29%	to	12.17%
2023	0.65%	to	0.75%	380	1,045.76	to	512.19	226,331	1.49%	11.30%	to	11.19%
2022	0.65%	to	0.75%	392	939.56	to	460.63	214,572	1.41%	-4.81%	to	-4.91%
2021	0.65%	to	0.75%	417	987.05	to	484.40	241,219	0.81%	27.33%	to	27.20%

ALVSVA
2025	0.65%	to	0.75%	219	1,453.48	to	710.45	205,860	0.86%	2.22%	to	2.12%
2024	0.65%	to	0.75%	229	1,421.92	to	695.72	211,653	0.88%	9.30%	to	9.19%
2023	0.65%	to	0.75%	357	1,300.89	to	637.14	298,419	1.07%	16.42%	to	16.31%
2022	0.65%	to	0.75%	370	1,117.39	to	547.81	271,041	1.09%	-16.17%	to	-16.26%
2021	0.65%	to	0.75%	378	1,333.00	to	654.17	333,488	0.82%	35.07%	to	34.93%

AASCO
2025	0.65%	to	0.75%	4,484	944.70	to	458.54	2,729,677	0.00%	5.23%	to	5.12%
2024	0.65%	to	0.75%	4,853	897.78	to	436.20	2,892,754	0.38%	7.43%	to	7.32%
2023	0.65%	to	0.75%	5,124	835.72	to	406.45	2,893,552	0.00%	15.74%	to	15.62%
2022	0.65%	to	0.75%	5,517	722.08	to	351.53	2,723,107	0.00%	-38.42%	to	-38.48%
2021	0.65%	to	0.75%	5,838	1,172.49	to	571.38	4,741,720	0.00%	-6.67%	to	-6.76%

SVDF
2025	0.65%			103	694.33			71,287	0.00%	4.70%
2024	0.65%			477	663.14			316,601	0.00%	17.36%
2023	0.65%			477	565.03			269,343	0.00%	19.37%
2022	0.65%			501	473.36			237,153	0.00%	-38.25%
2021	0.65%			491	766.59			376,394	0.00%	-5.66%

SVOF
2025	0.65%			85	1,274.96			108,499	0.05%	6.02%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.65%			82	1,202.55			99,162	0.05%	14.30%
2023	0.65%			86	1,052.11			90,555	0.00%	25.68%
2022	0.65%			93	837.12			77,853	0.00%	-21.32%
2021	0.65%			98	1,063.95			104,267	0.04%	23.97%

WFVSCG
2025	0.75%			58	561.15			32,631	0.00%	8.44%
2024	0.75%			62	517.48			31,893	0.00%	17.81%
2023	0.75%			162	439.25			70,983	0.00%	3.33%
2022	0.75%			197	425.09			83,743	0.00%	-34.91%
2021	0.75%			185	653.10			120,823	0.00%	6.84%

MLVGA2
2025	0.75%			479	297.03			142,403	3.39%	18.64%
2024	0.75%			526	250.37			131,785	1.19%	8.27%
2023	0.75%			584	231.25			134,949	1.38%	11.76%
2022	0.75%			1,197	206.92			247,684	0.00%	-16.61%
2021	0.75%			1,541	248.15			382,398	0.74%	5.75%

DSC
2025	0.65%	to	0.75%	133	812.91	to	397.35	77,367	0.66%	10.27%	to	10.16%
2024	0.65%	to	0.75%	141	737.23	to	360.71	74,202	0.69%	3.94%	to	3.83%
2023	0.65%	to	0.75%	144	709.31	to	347.40	73,490	0.36%	8.58%	to	8.47%
2022	0.65%	to	0.75%	176	653.28	to	320.28	79,013	0.00%	-17.16%	to	-17.24%
2021	0.65%	to	0.75%	179	788.60	to	387.01	98,175	0.11%	15.71%	to	15.59%

DSIF
2025	0.65%	to	0.75%	2,396	1,881.23	to	919.53	2,232,654	1.02%	16.77%	to	16.65%
2024	0.65%	to	0.75%	2,802	1,611.05	to	788.26	2,428,835	1.16%	23.85%	to	23.73%
2023	0.65%	to	0.75%	3,199	1,300.81	to	637.11	2,317,056	1.37%	25.11%	to	24.99%
2022	0.65%	to	0.75%	4,099	1,039.69	to	509.72	2,424,851	1.32%	-18.85%	to	-18.93%
2021	0.65%	to	0.75%	4,864	1,281.14	to	628.72	3,700,772	1.14%	27.58%	to	27.45%

DVSCS
2025	0.65%	to	0.75%	2,253	1,521.03	to	737.26	1,715,760	1.32%	4.67%	to	4.57%
2024	0.65%	to	0.75%	2,487	1,453.12	to	705.05	1,844,164	1.17%	7.26%	to	7.15%
2023	0.65%	to	0.75%	2,880	1,354.83	to	658.02	2,002,299	1.05%	14.64%	to	14.53%
2022	0.65%	to	0.75%	3,378	1,181.80	to	574.55	2,061,683	0.95%	-17.19%	to	-17.27%
2021	0.65%	to	0.75%	3,899	1,427.09	to	694.50	2,905,623	0.71%	25.33%	to	25.20%

FQB
2025	0.65%	to	0.75%	314	386.39	to	195.36	92,098	3.53%	6.39%	to	6.28%
2024	0.65%	to	0.75%	377	363.18	to	183.81	98,501	3.06%	3.21%	to	3.11%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.65%	to	0.75%	465	351.89	to	178.27	114,961	2.69%	5.45%	to	5.35%
2022	0.65%	to	0.75%	497	333.70	to	169.23	114,368	2.61%	-9.86%	to	-9.95%
2021	0.65%	to	0.75%	503	370.21	to	187.93	129,168	2.48%	-2.03%	to	-2.13%

FVU2
2025	0.75%			91	143.69			13,088	2.81%	6.24%
2024	0.75%			84	135.25			11,315	2.38%	14.69%
2023	0.75%			416	117.93			49,079	2.00%	7.87%
2022	0.75%			460	109.32			50,289	1.84%	-14.40%
2021	0.75%			451	127.71			57,599	1.74%	17.63%

FAMP
2025	0.65%	to	0.75%	1,461	1,293.29	to	636.56	1,450,438	2.53%	14.24%	to	14.13%
2024	0.65%	to	0.75%	1,637	1,132.09	to	557.77	1,389,143	2.46%	7.79%	to	7.68%
2023	0.65%	to	0.75%	1,643	1,050.27	to	517.98	1,305,553	2.34%	12.21%	to	12.10%
2022	0.65%	to	0.75%	1,719	935.95	to	462.06	1,217,941	2.04%	-15.49%	to	-15.57%
2021	0.65%	to	0.75%	1,926	1,107.45	to	547.27	1,583,416	1.57%	9.21%	to	9.10%

FCP
2021	0.65%			1	624.19			624	0.00%	0.00%

FEIP
2025	0.65%	to	0.75%	3,821	2,480.74	to	1,354.81	6,840,355	1.78%	18.25%	to	18.13%
2024	0.65%	to	0.75%	4,188	2,097.90	to	1,146.87	6,335,125	1.75%	14.60%	to	14.48%
2023	0.65%	to	0.75%	4,546	1,830.68	to	1,001.80	6,020,218	1.90%	9.93%	to	9.82%
2022	0.65%	to	0.75%	4,832	1,665.27	to	912.19	5,875,438	1.87%	-5.57%	to	-5.67%
2021	0.65%	to	0.75%	5,219	1,763.54	to	966.98	6,772,021	1.90%	24.08%	to	23.96%

FEIS
2025	0.75%			1,060	603.18			639,568	1.73%	18.03%
2024	0.75%			1,121	511.04			572,988	1.70%	14.38%
2023	0.75%			1,195	446.79			533,798	1.86%	9.71%
2022	0.75%			1,191	407.24			485,028	1.78%	-5.80%
2021	0.75%			1,400	432.30			605,218	1.81%	23.90%

FF30S
2025	0.75%			229	381.21			87,309	2.35%	14.47%
2024	0.75%			226	333.03			75,152	2.21%	8.52%
2023	0.75%			227	306.88			69,613	2.41%	13.70%
2022	0.75%			223	269.90			60,187	1.87%	-17.56%
2021	0.75%			219	327.41			71,702	1.02%	11.40%

FGP
2025	0.65%	to	0.75%	6,409	4,861.56	to	2,444.65	20,710,032	0.29%	14.15%	to	14.04%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.65%	to	0.75%	7,067	4,258.75	to	2,143.66	19,947,116	0.00%	29.54%	to	29.41%
2023	0.65%	to	0.75%	7,349	3,287.57	to	1,656.48	16,081,977	0.13%	35.36%	to	35.22%
2022	0.65%	to	0.75%	7,877	2,428.81	to	1,225.01	12,899,647	0.62%	-24.95%	to	-25.02%
2021	0.65%	to	0.75%	8,479	3,236.05	to	1,633.78	18,403,289	0.00%	22.42%	to	22.29%

FGS
2025	0.75%			829	1,207.52			1,001,605	0.20%	13.92%
2024	0.75%			887	1,059.96			940,460	0.00%	29.29%
2023	0.75%			1,010	819.85			828,336	0.04%	35.08%
2022	0.75%			1,105	606.93			670,655	0.51%	-25.09%
2021	0.75%			1,159	810.17			938,988	0.00%	22.16%

FHIP
2025	0.65%	to	0.75%	1,941	817.34	to	397.29	1,000,876	5.49%	9.65%	to	9.54%
2024	0.65%	to	0.75%	2,948	745.42	to	362.70	1,323,296	6.45%	8.26%	to	8.15%
2023	0.65%	to	0.75%	2,853	688.54	to	335.36	1,197,378	4.79%	9.76%	to	9.65%
2022	0.65%	to	0.75%	3,697	627.29	to	305.83	1,405,193	5.12%	-11.95%	to	-12.04%
2021	0.65%	to	0.75%	3,524	712.41	to	347.68	1,554,213	5.13%	3.73%	to	3.63%

FIGBP
2025	0.65%	to	0.75%	4,353	691.10	to	337.99	1,744,210	3.28%	6.53%	to	6.42%
2024	0.65%	to	0.75%	4,861	648.74	to	317.59	1,941,387	3.42%	1.13%	to	1.02%
2023	0.65%	to	0.75%	5,169	641.52	to	314.37	2,030,229	2.57%	5.52%	to	5.41%
2022	0.65%	to	0.75%	4,868	607.97	to	298.23	1,871,176	2.20%	-13.52%	to	-13.61%
2021	0.65%	to	0.75%	5,278	703.05	to	345.21	2,374,520	1.93%	-1.25%	to	-1.35%

FIGBS
2025	0.75%			193	187.30			36,114	3.53%	6.34%
2024	0.75%			197	176.13			34,702	3.12%	0.86%
2023	0.75%			305	174.63			53,220	2.56%	5.33%
2022	0.75%			302	165.79			50,070	2.20%	-13.67%
2021	0.75%			316	192.06			60,690	1.97%	-1.47%

FMCS
2025	0.65%	to	0.75%	1,624	2,007.19	to	981.10	1,882,189	0.36%	10.94%	to	10.83%
2024	0.65%	to	0.75%	1,794	1,809.27	to	885.24	1,884,238	0.45%	16.59%	to	16.47%
2023	0.65%	to	0.75%	2,343	1,551.83	to	760.05	2,072,730	0.49%	14.26%	to	14.15%
2022	0.65%	to	0.75%	2,654	1,358.15	to	665.85	2,046,859	0.39%	-15.41%	to	-15.49%
2021	0.65%	to	0.75%	2,830	1,605.48	to	787.89	2,586,207	0.46%	24.69%	to	24.57%

FNRS2
2025	0.75%			382	281.77			107,673	1.44%	9.52%
2024	0.75%			764	257.29			196,677	2.13%	3.24%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.75%			743	249.21			185,042	2.19%	-0.05%
2022	0.75%			1,491	249.34			371,764	2.19%	61.65%
2021	0.75%			1,788	154.24			275,785	2.59%	53.67%

FOP
2025	0.65%	to	0.75%	4,732	1,112.85	to	495.85	2,957,088	1.56%	19.61%	to	19.49%
2024	0.65%	to	0.75%	5,088	930.39	to	414.97	2,664,765	1.60%	4.37%	to	4.26%
2023	0.65%	to	0.75%	5,340	891.45	to	398.00	2,713,283	1.02%	19.73%	to	19.61%
2022	0.65%	to	0.75%	5,776	744.56	to	332.75	2,470,426	1.06%	-24.97%	to	-25.05%
2021	0.65%	to	0.75%	6,075	992.40	to	443.95	3,456,055	0.53%	18.92%	to	18.80%

FOS
2025	0.75%			839	461.09			387,002	1.54%	19.38%
2024	0.75%			892	386.24			344,362	1.57%	4.17%
2023	0.75%			892	370.79			330,779	0.95%	19.51%
2022	0.75%			973	310.26			301,879	0.99%	-25.15%
2021	0.75%			1,056	414.49			437,696	0.45%	18.68%

FVSS
2025	0.65%	to	0.75%	373	1,554.27	to	759.72	292,171	0.63%	7.21%	to	7.10%
2024	0.65%	to	0.75%	725	1,449.73	to	709.33	548,250	1.26%	8.56%	to	8.45%
2023	0.65%	to	0.75%	420	1,335.41	to	654.05	306,042	1.10%	19.99%	to	19.87%
2022	0.65%	to	0.75%	460	1,112.91	to	545.62	276,534	1.09%	-7.79%	to	-7.89%
2021	0.65%	to	0.75%	437	1,206.99	to	592.33	265,019	1.45%	32.61%	to	32.48%

FTVDM2
2025	0.75%			678	186.75			126,525	0.51%	45.18%
2024	0.75%			2,134	128.64			274,564	3.67%	6.86%
2023	0.75%			3,264	120.38			392,868	1.16%	11.78%
2022	0.75%			1,288	107.69			138,705	2.01%	-22.57%
2021	0.75%			1,171	139.07			162,855	0.36%	-6.44%

FTVFA2
2023	0.75%			3	190.01			644	1.45%	13.76%
2022	0.75%			4	167.03			668	1.61%	-16.63%
2021	0.75%			4	200.34			801	1.71%	10.85%

FTVGI2
2025	0.75%			2,435	87.08			212,025	0.00%	14.86%
2024	0.75%			2,869	75.81			217,506	0.00%	-12.04%
2023	0.75%			4,943	86.19			426,043	0.00%	2.12%
2022	0.75%			4,327	84.40			365,208	0.00%	-5.66%
2021	0.75%			4,931	89.47			441,154	0.00%	-5.70%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

FTVSVI
2025	0.65%	to	0.75%	975	1,531.12	to	748.40	762,517	1.28%	7.20%	to	7.10%
2024	0.65%	to	0.75%	1,058	1,428.22	to	698.80	788,847	1.12%	11.28%	to	11.17%
2023	0.65%	to	0.75%	1,238	1,283.42	to	628.58	825,573	0.73%	12.29%	to	12.18%
2022	0.65%	to	0.75%	1,343	1,142.94	to	560.34	803,203	1.24%	-10.40%	to	-10.49%
2021	0.65%	to	0.75%	1,529	1,275.59	to	626.00	1,016,894	1.14%	24.86%	to	24.73%

TIF
2025	0.65%	to	0.75%	70	741.02	to	362.21	50,892	2.52%	28.67%	to	28.54%
2024	0.65%	to	0.75%	75	575.92	to	281.79	42,275	2.70%	-1.44%	to	-1.54%
2023	0.65%	to	0.75%	113	584.34	to	286.20	65,279	3.38%	20.31%	to	20.19%
2022	0.65%	to	0.75%	121	485.70	to	238.12	58,274	3.35%	-7.99%	to	-8.08%
2021	0.65%	to	0.75%	132	527.84	to	259.04	69,138	2.02%	3.76%	to	3.66%

ACEG
2025	0.65%	to	0.75%	370	1,138.48	to	561.51	231,522	0.00%	10.94%	to	10.83%
2024	0.75%			341	506.64			172,775	0.00%	33.88%
2023	0.75%			344	378.44			130,177	0.00%	39.88%
2022	0.65%	to	0.75%	337	546.91	to	270.55	91,177	0.00%	-31.56%	to	-31.63%
2021	0.65%	to	0.75%	336	799.10	to	395.70	132,561	0.00%	11.20%	to	11.09%

MSVMV
2025	0.65%			9	365.97			3,440	0.17%	20.22%
2024	0.65%			36	304.42			10,953	1.03%	29.56%
2023	0.65%			36	234.96			8,409	0.66%	14.85%
2022	0.65%			35	204.57			7,160	0.78%	-3.24%
2021	0.65%			35	211.43			7,455	0.20%	5.71%			*****

OVAG
2025	0.65%	to	0.75%	633	346.06	to	172.05	117,913	0.00%	4.11%	to	4.01%
2024	0.65%	to	0.75%	696	332.40	to	165.42	123,570	0.00%	23.42%	to	23.30%
2023	0.65%	to	0.75%	718	269.32	to	134.17	103,245	0.00%	12.42%	to	12.31%
2022	0.65%	to	0.75%	740	239.56	to	119.46	97,288	0.00%	-31.43%	to	-31.50%
2021	0.65%	to	0.75%	878	349.36	to	174.39	193,007	0.00%	18.33%	to	18.21%

OVGS
2025	0.65%	to	0.75%	2,276	1,353.91	to	661.12	1,598,178	0.00%	14.58%	to	14.46%
2024	0.65%	to	0.75%	2,431	1,181.68	to	577.59	1,488,825	0.00%	15.31%	to	15.19%
2023	0.65%	to	0.75%	2,747	1,024.78	to	501.40	1,461,626	0.23%	33.86%	to	33.73%
2022	0.65%	to	0.75%	3,146	765.53	to	374.93	1,250,626	0.00%	-32.21%	to	-32.27%
2021	0.65%	to	0.75%	3,524	1,129.21	to	553.61	2,048,762	0.00%	14.74%	to	14.63%

OVSB

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.65%	to	0.75%	204	252.46	to	124.58	26,572	5.96%	12.25%	to	12.14%
2024	0.65%	to	0.75%	205	224.91	to	111.09	24,114	2.88%	2.49%	to	2.39%
2023	0.65%	to	0.75%	403	219.45	to	108.50	45,297	0.00%	8.18%	to	8.07%
2022	0.65%	to	0.75%	409	202.85	to	100.40	41,986	0.00%	-12.03%	to	-12.12%
2021	0.65%	to	0.75%	417	230.60	to	114.25	48,921	4.79%	-4.04%	to	-4.13%

OVSC
2025	0.65%	to	0.75%	270	1,761.81	to	861.16	243,202	0.38%	8.00%	to	7.89%
2024	0.65%	to	0.75%	316	1,631.37	to	798.20	262,078	0.00%	11.95%	to	11.84%
2023	0.65%	to	0.75%	289	1,457.22	to	713.71	220,977	1.15%	17.37%	to	17.25%
2022	0.65%	to	0.75%	326	1,241.61	to	608.71	216,162	0.54%	-16.38%	to	-16.46%
2021	0.65%	to	0.75%	332	1,484.79	to	728.67	265,358	0.35%	21.76%	to	21.64%

JABS
2025	0.65%	to	0.75%	645	1,180.38	to	576.96	586,232	1.71%	14.08%	to	13.96%
2024	0.65%	to	0.75%	672	1,034.71	to	506.27	530,931	1.77%	14.40%	to	14.28%
2023	0.65%	to	0.75%	815	904.50	to	443.00	537,198	1.72%	14.39%	to	14.28%
2022	0.65%	to	0.75%	732	790.71	to	387.66	445,390	0.96%	-17.16%	to	-17.24%
2021	0.65%	to	0.75%	780	954.47	to	468.41	564,174	0.68%	16.15%	to	16.04%

JACAS
2025	0.65%	to	0.75%	572	2,510.25	to	1,225.76	738,201	0.26%	17.10%	to	16.98%
2024	0.65%	to	0.75%	666	2,143.72	to	1,047.83	730,410	0.01%	27.30%	to	27.18%
2023	0.65%	to	0.75%	765	1,683.94	to	823.93	666,264	0.12%	38.75%	to	38.61%
2022	0.65%	to	0.75%	874	1,213.65	to	594.41	551,069	0.05%	-34.16%	to	-34.22%
2021	0.65%	to	0.75%	877	1,843.25	to	903.67	835,777	0.00%	21.81%	to	21.68%

JAGTS
2025	0.65%	to	0.75%	632	3,328.60	to	1,625.37	1,322,295	0.00%	24.03%	to	23.91%
2024	0.65%	to	0.75%	793	2,683.63	to	1,311.74	1,213,036	0.00%	30.90%	to	30.77%
2023	0.65%	to	0.75%	605	2,050.17	to	1,003.11	744,660	0.00%	53.28%	to	53.13%
2022	0.65%	to	0.75%	436	1,337.53	to	655.09	394,127	0.00%	-37.53%	to	-37.59%
2021	0.65%	to	0.75%	779	2,141.10	to	1,049.70	990,158	0.10%	16.98%	to	16.87%

JAIGS
2025	0.65%	to	0.75%	888	937.84	to	457.95	468,189	1.31%	27.75%	to	27.62%
2024	0.65%	to	0.75%	1,079	734.14	to	358.84	460,384	1.15%	4.89%	to	4.78%
2023	0.65%	to	0.75%	2,064	699.92	to	342.46	789,839	1.51%	9.87%	to	9.76%
2022	0.65%	to	0.75%	2,186	637.04	to	312.00	744,123	1.63%	-9.43%	to	-9.52%
2021	0.65%	to	0.75%	2,632	703.34	to	344.82	979,263	0.99%	12.55%	to	12.44%

LACDV2
2025	0.65%	to	0.75%	2,214	242.18	to	120.89	306,661	1.74%	14.11%	to	14.00%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.65%	to	0.75%	2,217	106.04	to	212.22	270,215	0.95%	6.04%	to	6.11%	*****

LACI2
2025	0.65%			573	229.97			131,721	0.84%	15.23%
2024	0.65%			1,037	199.57			206,982	0.57%	-0.22%			*****

LACIPS
2025	0.65%	to	0.75%	1,087	217.29	to	108.46	133,403	7.03%	5.64%	to	5.54%
2024	0.65%	to	0.75%	1,271	102.77	to	205.68	144,834	3.30%	2.77%	to	2.84%	*****

LACMV2
2025	0.75%			3,138	114.98			360,842	1.91%	8.18%
2024	0.75%			3,259	106.29			346,401	1.90%	6.29%			*****

LACU2
2025	0.65%			2	266.59			493	0.00%	12.11%
2024	0.65%			904	237.79			214,975	0.00%	18.89%			*****

MV2IGI
2025	0.65%	to	0.75%	167	697.83	to	345.18	57,991	0.28%	9.19%	to	9.08%
2024	0.65%	to	0.75%	183	639.10	to	316.45	58,219	0.36%	15.51%	to	15.39%
2023	0.65%	to	0.75%	453	553.30	to	274.24	125,299	0.30%	23.21%	to	23.08%
2022	0.65%	to	0.75%	467	449.08	to	222.81	106,765	0.11%	-19.78%	to	-19.86%
2021	0.65%	to	0.75%	458	559.82	to	278.02	131,839	0.24%	25.16%	to	25.03%

MVFIC
2025	0.65%	to	0.75%	2,006	1,420.17	to	694.17	1,419,165	1.45%	12.28%	to	12.17%
2024	0.65%	to	0.75%	2,819	1,264.84	to	618.86	1,770,399	1.64%	10.89%	to	10.77%
2023	0.65%	to	0.75%	3,235	1,140.67	to	558.67	1,842,150	1.65%	7.23%	to	7.13%
2022	0.65%	to	0.75%	4,707	1,063.72	to	521.50	2,490,496	1.46%	-6.52%	to	-6.61%
2021	0.65%	to	0.75%	4,557	1,137.86	to	558.41	2,584,074	1.29%	24.64%	to	24.52%

MSEM
2025	0.65%	to	0.75%	8	636.35	to	311.04	3,029	14.15%	14.58%	to	14.47%
2024	0.65%	to	0.75%	8	555.37	to	271.73	2,938	15.84%	10.50%	to	10.39%
2023	0.65%	to	0.75%	99	502.57	to	246.15	25,125	8.60%	11.12%	to	11.00%
2022	0.65%	to	0.75%	100	452.30	to	221.74	22,866	7.55%	-19.26%	to	-19.34%
2021	0.65%	to	0.75%	100	560.21	to	274.92	28,349	5.11%	-2.66%	to	-2.76%

EIF4
2025	0.65%	to	0.75%	2,992	1,172.17	to	570.09	1,849,218	1.55%	20.64%	to	20.52%
2024	0.65%	to	0.75%	3,268	971.63	to	473.03	1,671,347	1.74%	9.08%	to	8.97%
2023	0.65%	to	0.75%	3,442	890.76	to	434.10	1,612,010	1.86%	11.31%	to	11.20%
2022	0.65%	to	0.75%	3,530	800.23	to	390.37	1,486,617	1.45%	-4.61%	to	-4.70%
2021	0.65%	to	0.75%	3,899	838.90	to	409.64	1,722,531	1.29%	19.50%	to	19.38%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

GBF
2025	0.75%			316	148.24			46,775	3.82%	6.20%
2024	0.75%			330	139.58			46,039	3.42%	0.27%
2023	0.75%			317	139.21			44,098	2.77%	3.92%
2022	0.75%			308	133.96			41,259	2.47%	-13.20%
2021	0.75%			223	154.34			34,417	1.71%	-2.81%

GBF4
2025	0.65%	to	0.75%	1,072	514.99	to	302.32	442,036	3.61%	6.44%	to	6.33%
2024	0.65%	to	0.75%	1,156	483.85	to	284.32	443,950	3.91%	0.37%	to	0.27%
2023	0.65%	to	0.75%	1,186	482.06	to	283.55	452,448	2.48%	4.03%	to	3.92%
2022	0.65%	to	0.75%	1,546	463.39	to	272.84	533,370	2.17%	-13.13%	to	-13.22%
2021	0.65%	to	0.75%	2,652	533.43	to	314.40	966,077	2.28%	-2.71%	to	-2.81%

GEM
2025	0.65%	to	0.75%	363	953.73	to	466.18	191,021	0.64%	35.27%	to	35.13%
2024	0.65%	to	0.75%	452	705.07	to	344.98	172,239	1.34%	5.59%	to	5.48%
2023	0.65%	to	0.75%	498	667.74	to	327.04	184,336	1.69%	3.49%	to	3.39%
2022	0.65%	to	0.75%	558	645.22	to	316.33	199,848	0.90%	-25.23%	to	-25.31%
2021	0.65%	to	0.75%	572	862.97	to	423.51	272,552	0.93%	-7.88%	to	-7.97%

GIG
2025	0.75%			3,242	223.80			725,609	0.97%	38.25%
2024	0.75%			810	161.88			131,088	2.43%	10.47%
2023	0.75%			3,004	146.54			440,181	1.72%	20.80%
2022	0.75%			6,484	121.31			786,596	9.19%	-14.76%
2021	0.75%			891	142.33			126,812	0.95%	11.82%

GVAAA2
2025	0.75%			382	350.53			133,957	0.00%	14.55%
2024	0.75%			408	306.01			124,953	0.00%	15.12%
2023	0.75%			449	265.81			119,470	0.00%	12.99%
2022	0.75%			576	235.25			135,502	0.00%	-14.39%
2021	0.75%			693	274.78			190,423	1.14%	13.85%

GVABD2
2025	0.75%			48	137.96			6,575	0.00%	5.93%
2024	0.75%			50	130.24			6,543	0.00%	0.07%
2023	0.75%			69	130.15			9,000	0.00%	3.72%
2022	0.75%			72	125.48			9,034	0.00%	-13.45%
2021	0.75%			78	144.99			11,309	1.88%	-1.46%

GVAGG2

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2025	0.75%			415	485.00			201,318	0.00%	20.30%
2024	0.75%			412	403.15			166,225	0.00%	12.38%
2023	0.75%			408	358.75			146,490	0.00%	21.23%
2022	0.75%			428	295.92			126,652	0.00%	-25.61%
2021	0.75%			434	397.81			172,649	0.00%	15.14%

GVAGI2
2025	0.75%			421	464.09			195,186	0.00%	16.76%
2024	0.75%			314	397.47			124,735	0.00%	22.83%
2023	0.75%			200	323.61			64,750	0.00%	24.75%
2022	0.75%			204	259.41			52,920	0.00%	-17.44%
2021	0.75%			498	314.20			156,472	1.49%	22.72%

GVAGR2
2025	0.75%			251	767.23			192,583	0.00%	18.88%
2024	0.75%			278	645.37			179,620	0.00%	30.16%
2023	0.75%			482	495.81			238,891	0.00%	36.93%
2022	0.75%			769	362.10			278,457	0.00%	-30.74%
2021	0.75%			1,084	522.79			566,709	0.00%	20.63%

GVDMA
2025	0.65%	to	0.75%	4,034	970.48	to	471.95	2,019,881	0.00%	16.62%	to	16.50%
2024	0.65%	to	0.75%	4,222	832.20	to	405.11	1,814,973	0.00%	10.48%	to	10.37%
2023	0.65%	to	0.75%	4,440	753.22	to	367.03	1,731,052	0.00%	17.17%	to	17.05%
2022	0.65%	to	0.75%	5,056	642.87	to	313.57	1,676,616	0.00%	-18.81%	to	-18.89%
2021	0.65%	to	0.75%	5,277	791.80	to	386.60	2,157,177	0.16%	12.89%	to	12.78%

GVDMC
2025	0.65%	to	0.75%	188	548.41	to	269.72	51,489	0.00%	10.96%	to	10.85%
2024	0.65%	to	0.75%	191	494.25	to	243.33	48,061	0.00%	5.40%	to	5.29%
2023	0.65%	to	0.75%	195	468.95	to	231.10	46,243	0.00%	10.53%	to	10.42%
2022	0.65%	to	0.75%	211	424.29	to	209.30	45,022	0.00%	-14.94%	to	-15.03%
2021	0.65%	to	0.75%	239	498.83	to	246.32	64,931	0.19%	6.02%	to	5.91%

GVEX4
2025	0.65%	to	0.75%	11,273	3,860.12	to	2,010.70	28,133,324	0.90%	16.83%	to	16.71%
2024	0.65%	to	0.75%	12,285	3,304.04	to	1,722.76	26,479,267	0.96%	23.82%	to	23.69%
2023	0.65%	to	0.75%	13,023	2,668.49	to	1,392.78	22,758,692	1.28%	25.18%	to	25.05%
2022	0.65%	to	0.75%	14,041	2,131.78	to	1,113.76	19,520,156	1.18%	-18.84%	to	-18.93%
2021	0.65%	to	0.75%	14,635	2,626.80	to	1,373.76	25,196,036	2.10%	27.53%	to	27.41%

GVIDA
2025	0.65%	to	0.75%	814	1,132.39	to	548.95	447,796	0.00%	18.48%	to	18.37%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2024	0.65%	to	0.75%	881	955.73	to	463.77	409,411	0.00%	11.90%	to	11.79%
2023	0.65%	to	0.75%	1,022	854.08	to	414.87	424,690	0.00%	18.61%	to	18.49%
2022	0.65%	to	0.75%	1,038	720.08	to	350.12	363,446	0.00%	-19.41%	to	-19.49%
2021	0.65%	to	0.75%	1,204	893.53	to	434.89	524,071	0.13%	14.75%	to	14.64%

GVIDC
2025	0.75%			657	195.48			128,449	0.00%	8.08%
2024	0.75%			686	180.87			124,085	0.00%	3.04%
2023	0.65%	to	0.75%	776	355.05	to	175.53	136,248	0.00%	7.33%	to	7.22%
2022	0.65%	to	0.75%	832	330.80	to	163.70	136,037	0.00%	-12.76%	to	-12.85%
2021	0.65%	to	0.75%	849	379.19	to	187.84	159,284	0.22%	2.08%	to	1.98%

GVIDM
2025	0.65%	to	0.75%	4,523	736.05	to	360.21	2,199,327	0.00%	13.68%	to	13.57%
2024	0.65%	to	0.75%	4,671	647.47	to	317.18	1,988,814	0.00%	8.31%	to	8.20%
2023	0.65%	to	0.75%	4,775	597.81	to	293.15	1,876,683	0.00%	13.98%	to	13.87%
2022	0.65%	to	0.75%	5,261	524.48	to	257.45	1,787,567	0.00%	-17.09%	to	-17.18%
2021	0.65%	to	0.75%	5,741	632.62	to	310.83	2,365,639	0.18%	9.60%	to	9.49%

HIBF
2025	0.65%	to	0.75%	599	630.43	to	308.15	185,069	5.71%	4.97%	to	4.87%
2024	0.65%	to	0.75%	619	600.56	to	293.85	184,862	5.60%	5.59%	to	5.48%
2023	0.65%	to	0.75%	638	568.80	to	278.58	182,017	6.22%	12.40%	to	12.28%
2022	0.65%	to	0.75%	618	506.07	to	248.11	154,361	5.58%	-12.50%	to	-12.59%
2021	0.65%	to	0.75%	616	578.37	to	283.84	176,906	4.72%	4.28%	to	4.18%

MCIF
2025	0.65%	to	0.75%	497	1,656.13	to	809.51	404,770	1.21%	6.36%	to	6.25%
2024	0.65%	to	0.75%	552	1,557.12	to	761.87	437,827	0.96%	12.76%	to	12.64%
2023	0.65%	to	0.75%	696	1,380.98	to	676.37	499,823	1.30%	15.31%	to	15.19%
2022	0.65%	to	0.75%	673	1,197.65	to	587.17	405,564	1.06%	-13.96%	to	-14.04%
2021	0.65%	to	0.75%	920	1,391.94	to	683.10	642,627	1.21%	23.45%	to	23.33%

MSBF
2025	0.65%	to	0.75%	1,227	500.78	to	244.78	352,810	3.26%	6.86%	to	6.76%
2024	0.65%	to	0.75%	1,308	468.62	to	229.29	348,994	5.63%	9.62%	to	9.51%
2023	0.65%	to	0.75%	1,523	427.48	to	209.37	408,614	5.50%	8.00%	to	7.89%
2022	0.65%	to	0.75%	1,652	395.83	to	194.06	402,303	3.54%	-2.93%	to	-3.02%
2021	0.65%	to	0.75%	1,917	407.77	to	200.11	473,529	5.49%	4.56%	to	4.45%

NDES2
2025	0.75%			1	145.75			96	0.00%	45.75%			*****

NLCG2

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.75%			1	120.29			91	0.00%	20.29%			*****

NNASD2
2025	0.75%			1	125.29			94	0.06%	25.29%			*****

NVAMV1
2025	0.65%	to	0.75%	982	1,276.80	to	627.85	647,950	0.93%	17.86%	to	17.74%
2024	0.65%	to	0.75%	1,060	1,083.30	to	533.23	592,542	1.70%	14.56%	to	14.45%
2023	0.65%	to	0.75%	1,144	945.58	to	465.91	557,873	1.76%	8.14%	to	8.03%
2022	0.65%	to	0.75%	1,218	874.41	to	431.27	548,776	1.21%	-1.77%	to	-1.87%
2021	0.65%	to	0.75%	1,259	890.16	to	439.48	580,340	1.28%	33.66%	to	33.53%

NVAMVX
2025	0.65%	to	0.75%	1,654	456.80	to	227.19	388,253	1.19%	18.04%	to	17.92%
2024	0.65%	to	0.75%	1,492	386.98	to	192.66	298,585	2.06%	14.74%	to	14.62%
2023	0.65%	to	0.75%	1,795	337.28	to	168.08	311,543	1.61%	8.29%	to	8.18%
2022	0.65%	to	0.75%	2,822	311.45	to	155.37	452,029	1.23%	-1.66%	to	-1.76%
2021	0.65%	to	0.75%	3,859	316.71	to	158.15	625,675	1.58%	33.84%	to	33.70%

NVCBD1
2025	0.75%			369	146.46			53,998	1.73%	6.09%
2024	0.75%			381	138.06			52,596	3.21%	0.61%
2023	0.75%			401	137.22			55,088	2.32%	4.40%
2022	0.75%			499	131.43			65,584	2.28%	-15.33%
2021	0.75%			523	155.22			81,182	1.93%	-1.77%

NVCCA1
2025	0.75%			196	280.28			54,817	0.00%	14.19%
2024	0.75%			214	245.45			52,476	0.00%	11.73%
2023	0.75%			658	219.67			144,597	0.00%	15.59%
2022	0.75%			766	190.05			145,576	0.00%	-15.59%
2021	0.75%			902	225.14			203,077	0.28%	14.89%

NVCCN1
2025	0.75%			518	169.63			87,884	0.00%	7.95%
2024	0.75%			522	157.14			81,958	0.00%	4.39%
2023	0.75%			549	150.53			82,683	0.00%	8.10%
2022	0.75%			528	139.25			73,524	0.00%	-12.63%
2021	0.75%			531	159.37			84,628	0.22%	3.71%

NVCMD1
2025	0.75%			810	256.75			207,870	0.00%	12.75%
2024	0.75%			806	227.72			183,440	0.00%	10.34%
2023	0.75%			798	206.37			164,620	0.00%	14.10%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.75%			786	180.87			142,166	0.00%	-14.72%
2021	0.75%			778	212.10			165,011	0.27%	12.79%

NVCRA1
2025	0.75%			69	329.35			22,683	0.00%	17.66%
2024	0.75%			67	279.92			18,872	0.00%	14.58%
2023	0.75%			66	244.31			16,156	0.00%	18.85%
2022	0.75%			65	205.57			13,362	0.00%	-15.87%
2021	0.75%			63	244.34			15,393	0.19%	19.29%

NVCRB1
2025	0.75%			809	231.21			186,931	0.00%	11.75%
2024	0.75%			820	206.90			169,697	0.00%	8.52%
2023	0.75%			832	190.65			158,533	0.00%	12.55%
2022	0.75%			883	169.39			149,570	0.00%	-14.25%
2021	0.75%			909	197.53			179,555	0.26%	10.29%

NVDBL2
2022	0.75%			3	196.79			590	0.00%	-15.62%
2021	0.75%			3	233.23			700	0.19%	7.43%

NVIE6
2025	0.75%			138	207.99			28,604	0.90%	37.93%
2024	0.75%			141	150.79			21,292	2.38%	10.18%
2023	0.75%			214	136.87			29,303	2.60%	20.56%
2022	0.75%			223	113.53			25,316	3.53%	-15.02%
2021	0.75%			231	133.58			30,858	2.31%	11.56%

NVMIVX
2025	0.65%	to	0.75%	3,713	387.31	to	192.65	948,687	1.73%	34.33%	to	34.20%
2024	0.65%	to	0.75%	4,876	288.33	to	143.56	936,504	5.98%	3.76%	to	3.65%
2023	0.65%	to	0.75%	5,115	277.88	to	138.50	957,814	2.64%	14.92%	to	14.81%
2022	0.65%	to	0.75%	6,011	241.80	to	120.63	972,167	3.50%	-6.47%	to	-6.57%
2021	0.65%	to	0.75%	7,171	258.53	to	129.11	1,273,851	3.37%	9.86%	to	9.75%

NVMLG1
2025	0.65%	to	0.75%	1,804	1,815.88	to	762.12	1,531,538	3.63%	13.46%	to	13.35%
2024	0.65%	to	0.75%	2,144	1,600.42	to	672.36	1,589,442	0.82%	25.24%	to	25.12%
2023	0.65%	to	0.75%	2,136	1,277.87	to	537.39	1,269,750	5.26%	34.48%	to	34.35%
2022	0.65%	to	0.75%	2,285	950.21	to	400.00	1,008,636	5.09%	-13.05%	to	-13.14%
2021	0.65%	to	0.75%	2,651	1,092.89	to	460.52	1,329,604	0.00%	39.54%	to	39.40%

NVMMG1
2025	0.65%	to	0.75%	5,933	1,129.25	to	354.40	2,939,865	0.00%	5.23%	to	5.12%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.65%	to	0.75%	7,011	1,073.14	to	337.13	3,163,241	0.00%	17.73%	to	17.61%
2023	0.65%	to	0.75%	7,532	911.53	to	286.65	2,875,723	0.00%	19.80%	to	19.68%
2022	0.65%	to	0.75%	8,148	760.89	to	239.51	2,597,250	0.00%	-38.01%	to	-38.08%
2021	0.65%	to	0.75%	8,417	1,227.50	to	386.78	4,310,638	0.12%	-5.32%	to	-5.42%

NVMMV2
2025	0.75%			1,718	335.35			576,167	0.90%	1.54%
2024	0.75%			1,732	330.26			572,101	1.02%	7.67%
2023	0.75%			1,718	306.74			527,075	1.53%	7.82%
2022	0.75%			1,750	284.48			497,843	1.38%	-3.39%
2021	0.75%			1,889	294.46			556,240	0.76%	23.09%

NVNMO1
2025	0.75%			579	435.11			251,791	0.51%	11.05%
2024	0.75%			595	391.83			233,083	0.44%	20.57%
2023	0.75%			617	324.99			200,481	0.48%	22.47%
2022	0.75%			708	265.35			187,869	0.39%	-17.68%
2021	0.75%			735	322.34			236,922	0.31%	25.62%

NVNSR1
2021	0.65%			166	333.02			55,277	0.31%	25.99%			*****

NVNSR2
2025	0.75%			63	329.57			20,654	0.99%	1.28%
2024	0.75%			68	325.41			22,235	0.05%	7.66%
2023	0.75%			384	302.26			116,181	0.30%	19.78%
2022	0.75%			425	252.35			107,247	0.39%	-23.53%
2021	0.75%			510	329.97			168,287	0.27%	25.81%

NVOLG1
2025	0.65%	to	0.75%	19,998	1,782.75	to	876.65	21,069,879	0.92%	16.42%	to	16.31%
2024	0.65%	to	0.75%	21,785	1,531.26	to	753.73	19,916,440	1.20%	22.00%	to	21.88%
2023	0.65%	to	0.75%	23,950	1,255.14	to	618.44	18,091,502	1.43%	23.08%	to	22.96%
2022	0.65%	to	0.75%	25,588	1,019.77	to	502.97	15,792,465	0.87%	-22.61%	to	-22.68%
2021	0.65%	to	0.75%	27,600	1,317.65	to	650.53	21,970,104	0.54%	29.40%	to	29.27%

NVRE1
2025	0.75%			4,009	233.86			937,471	1.51%	-0.17%
2024	0.75%			4,838	234.26			1,133,304	2.29%	9.89%
2023	0.75%			5,677	213.17			1,210,171	2.24%	12.04%
2022	0.75%			6,719	190.27			1,278,449	1.47%	-29.05%
2021	0.75%			7,413	268.19			1,988,061	1.01%	45.65%

NVSTB2

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.75%			500	123.89			61,936	4.03%	4.65%
2024	0.75%			514	118.39			60,824	1.98%	4.27%
2023	0.65%	to	0.75%	2,752	199.04	to	113.54	312,466	4.33%	5.00%	to	4.90%
2022	0.65%	to	0.75%	545	189.55	to	108.24	59,154	2.12%	-6.28%	to	-6.37%
2021	0.75%			561	115.61			64,855	1.04%	-1.33%

NVTIV3
2025	0.75%			9	283.65			2,615	1.76%	33.98%
2024	0.65%	to	0.75%	13	336.50	to	211.71	2,841	5.83%	3.57%	to	3.47%
2023	0.65%	to	0.75%	15	324.89	to	204.61	3,312	2.40%	14.81%	to	14.70%
2022	0.65%	to	0.75%	18	282.97	to	178.39	3,420	3.55%	-6.60%	to	-6.69%
2021	0.65%	to	0.75%	21	302.97	to	191.19	4,239	2.28%	9.68%	to	9.57%

SAM4
2025	0.65%	to	0.75%	10,823	330.99	to	178.57	2,509,767	3.86%	3.24%	to	3.13%
2024	0.65%	to	0.75%	15,980	320.62	to	173.15	3,500,657	4.79%	4.20%	to	4.09%
2023	0.65%	to	0.75%	19,476	307.70	to	166.34	3,955,693	4.68%	4.07%	to	3.96%
2022	0.65%	to	0.75%	12,830	295.67	to	160.00	2,681,271	1.37%	0.64%	to	0.54%
2021	0.65%	to	0.75%	14,296	293.80	to	159.14	2,959,960	0.00%	-0.65%	to	-0.75%

SCF4
2025	0.65%	to	0.75%	3,293	1,329.70	to	646.70	2,273,212	1.11%	9.66%	to	9.55%
2024	0.65%	to	0.75%	4,383	1,212.57	to	590.33	2,723,705	0.15%	12.38%	to	12.27%
2023	0.65%	to	0.75%	3,878	1,078.99	to	525.82	2,167,941	0.50%	13.22%	to	13.11%
2022	0.65%	to	0.75%	4,852	952.98	to	464.88	2,373,246	0.48%	-19.28%	to	-19.36%
2021	0.65%	to	0.75%	4,613	1,180.61	to	576.50	2,826,731	0.00%	29.92%	to	29.79%

SCGF
2025	0.65%	to	0.75%	293	1,323.87	to	647.10	209,148	0.00%	15.60%	to	15.49%
2024	0.65%	to	0.75%	298	1,145.19	to	560.32	184,122	0.00%	20.42%	to	20.30%
2023	0.65%	to	0.75%	411	950.99	to	465.77	205,934	0.00%	16.71%	to	16.59%
2022	0.65%	to	0.75%	390	814.85	to	399.49	171,171	0.00%	-30.82%	to	-30.89%
2021	0.65%	to	0.75%	455	1,177.81	to	578.01	284,589	0.00%	9.59%	to	9.48%

SCVF4
2025	0.65%	to	0.75%	2,307	1,067.24	to	519.06	1,371,175	1.28%	1.50%	to	1.40%
2024	0.65%	to	0.75%	2,375	1,051.46	to	511.90	1,390,396	0.73%	5.73%	to	5.63%
2023	0.65%	to	0.75%	2,520	994.46	to	484.63	1,399,402	0.42%	16.83%	to	16.71%
2022	0.65%	to	0.75%	2,631	851.21	to	415.23	1,274,714	0.33%	-13.50%	to	-13.59%
2021	0.65%	to	0.75%	2,859	984.11	to	480.54	1,590,911	0.00%	31.07%	to	30.94%

TRF4
2025	0.65%	to	0.75%	743	2,153.55	to	1,320.88	1,298,421	0.92%	15.71%	to	15.60%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.65%	to	0.75%	767	1,861.14	to	1,142.67	1,161,826	1.06%	12.93%	to	12.82%
2023	0.65%	to	0.75%	834	1,648.00	to	1,012.82	1,130,424	1.33%	7.59%	to	7.48%
2022	0.65%	to	0.75%	877	1,531.77	to	942.33	1,109,947	1.16%	-9.04%	to	-9.13%
2021	0.65%	to	0.75%	946	1,683.99	to	1,037.01	1,318,736	0.79%	21.12%	to	20.99%

AMCG
2025	0.65%			6	1,761.42			10,322	0.00%	4.77%
2024	0.65%			7	1,681.28			11,012	0.00%	23.21%
2023	0.65%			7	1,364.53			9,879	0.00%	17.38%
2022	0.65%			8	1,162.46			9,300	0.00%	-29.20%
2021	0.65%			8	1,641.78			13,134	0.00%	12.26%

AMMCGS
2025	0.65%	to	0.75%	41	497.10	to	246.04	10,168	0.00%	4.55%	to	4.45%
2024	0.65%	to	0.75%	42	475.46	to	235.56	10,030	0.00%	22.95%	to	22.83%
2023	0.65%	to	0.75%	244	386.70	to	191.78	47,134	0.00%	17.20%	to	17.08%
2022	0.65%	to	0.75%	309	329.95	to	163.80	53,604	0.00%	-29.29%	to	-29.36%
2021	0.65%	to	0.75%	524	466.61	to	231.87	125,726	0.00%	11.99%	to	11.88%

AMSRS
2025	0.65%	to	0.75%	796	1,698.42	to	830.18	1,130,249	0.00%	13.00%	to	12.89%
2024	0.65%	to	0.75%	879	1,502.96	to	735.38	1,120,100	0.22%	25.02%	to	24.90%
2023	0.65%	to	0.75%	986	1,202.14	to	588.78	1,013,781	0.33%	26.08% to		25.95%
2022	0.65%	to	0.75%	1,176	953.48	to	467.46	963,338	0.43%	-18.98%	to	-19.06%
2021	0.65%	to	0.75%	1,280	1,176.84	to	577.54	1,315,156	0.38%	22.68%	to	22.55%

AMTB
2025	0.65%	to	0.75%	1,344	408.46	to	201.88	298,554	5.38%	5.03%	to	4.92%
2024	0.65%	to	0.75%	1,399	388.90	to	192.41	298,310	5.65%	5.40%	to	5.30%
2023	0.65%	to	0.75%	1,396	368.96	to	182.73	285,256	4.45%	5.22%	to	5.11%
2022	0.65%	to	0.75%	1,541	350.67	to	173.84	321,649	3.83%	-5.80%	to	-5.89%
2021	0.65%	to	0.75%	1,591	372.26	to	184.73	354,098	2.64%	0.09%	to	-0.01%

WRASP
2025	0.75%			526	293.23			154,234	1.21%	15.79%
2024	0.75%			621	253.24			157,343	1.92%	11.59%
2023	0.75%			604	226.93			137,074	1.87%	13.09%
2022	0.75%			835	200.67			167,556	1.51%	-15.38%
2021	0.75%			910	237.13			215,785	1.51%	9.62%

PMVFBA
2025	0.75%			3	116.42			359	3.50%	9.31%
2024	0.75%			6	106.50			668	3.26%	-4.13%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2023	0.75%			4	111.09			420	2.39%	5.42%

PMVLDA
2025	0.75%			2,421	132.47			320,705	3.98%	4.73%
2024	0.75%			5,385	126.49			681,157	3.99%	3.71%
2023	0.75%			5,516	121.96			672,797	3.66%	4.19%
2022	0.75%			2,958	117.05			346,246	1.28%	-6.46%
2021	0.75%			11,646	125.13			1,457,318	0.53%	-1.67%

PVEIB
2025	0.65%	to	0.75%	620	554.66	to	274.94	170,732	0.91%	19.57%	to	19.45%
2024	0.65%	to	0.75%	667	463.88	to	230.17	160,653	1.43%	18.37%	to	18.25%
2023	0.65%	to	0.75%	735	391.90	to	194.65	152,960	1.86%	14.92%	to	14.80%
2022	0.65%	to	0.75%	717	341.03	to	169.55	124,483	1.47%	-3.76%	to	-3.85%
2021	0.65%	to	0.75%	732	354.34	to	176.35	133,534	1.19%	26.48%	to	26.35%

PVGOB
2025	0.65%	to	0.75%	403	913.02	to	452.37	190,956	0.00%	13.60%	to	13.48%
2024	0.65%	to	0.75%	414	803.74	to	398.62	175,032	0.00%	32.54%	to	32.40%
2023	0.65%	to	0.75%	531	606.43	to	301.06	198,205	0.00%	43.54%	to	43.40%
2022	0.65%	to	0.75%	568	422.47	to	209.95	147,516	0.00%	-30.95%	to	-31.02%
2021	0.65%	to	0.75%	567	611.86	to	304.37	214,087	0.00%	21.86%	to	21.74%

PVTIGB
2025	0.65%			11	809.91			9,249	0.02%	36.79%
2024	0.65%			15	592.07			8,745	3.13%	2.30%
2023	0.65%	to	0.75%	142	578.75	to	283.46	44,917	0.04%	17.74%	to	17.62%
2022	0.65%	to	0.75%	142	491.54	to	240.99	38,720	1.54%	-15.32%	to	-15.40%
2021	0.65%	to	0.75%	143	580.47	to	284.87	46,056	1.15%	8.12%	to	8.01%

TRHS2
2025	0.75%			361	699.90			252,641	0.00%	16.92%
2024	0.75%			385	598.59			230,331	0.00%	0.66%
2023	0.75%			397	594.69			235,882	0.00%	1.92%
2022	0.75%			564	583.49			329,086	0.00%	-13.34%
2021	0.75%			924	673.29			622,121	0.00%	11.99%

VWBF
2025	0.65%	to	0.75%	837	637.94	to	317.14	366,769	4.02%	17.72%	to	17.61%
2024	0.65%	to	0.75%	1,172	541.89	to	269.66	407,389	9.30%	2.10%	to	2.00%
2023	0.65%	to	0.75%	1,281	530.73	to	264.37	431,728	5.79%	10.68%	to	10.57%
2022	0.65%	to	0.75%	2,449	479.51	to	239.10	669,931	4.54%	-7.53%	to	-7.62%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.65%	to	0.75%	1,284	518.55	to	258.82	429,728	4.58%	-4.67%	to	-4.77%

VWEM
2025	0.65%	to	0.75%	2,124	902.11	to	437.87	1,109,158	0.68%	29.08%	to	28.95%
2024	0.65%	to	0.75%	2,477	698.86	to	339.55	1,039,453	1.61%	0.55%	to	0.45%
2023	0.65%	to	0.75%	2,606	695.05	to	338.04	1,117,308	3.54%	9.06%	to	8.95%
2022	0.65%	to	0.75%	2,774	637.29	to	310.26	1,099,713	0.27%	-24.86%	to	-24.94%
2021	0.65%	to	0.75%	2,991	848.18	to	413.34	1,624,626	0.92%	-12.44%	to	-12.53%

VWHA
2025	0.65%	to	0.75%	469	1,162.81	to	519.03	351,022	2.44%	35.60%	to	35.46%
2024	0.65%	to	0.75%	583	857.54	to	383.15	326,928	2.29%	-3.46%	to	-3.56%
2023	0.65%	to	0.75%	712	888.32	to	397.31	394,450	2.73%	-4.21%	to	-4.30%
2022	0.65%	to	0.75%	773	927.34	to	415.17	440,775	1.73%	7.69%	to	7.59%
2021	0.65%	to	0.75%	906	861.10	to	385.90	450,367	0.47%	18.15%	to	18.03%

VVEI
2025	0.95%			860	720.36			619,783	2.46%	15.69%
2024	0.95%			881	622.64			548,784	2.97%	14.03%
2023	0.95%			993	546.05			542,159	2.67%	7.08%
2022	0.95%			1,040	509.95			530,346	2.62%	-1.60%
2021	0.95%			1,187	518.23			615,144	1.93%	24.14%

VVHGB
2025	0.95%			325	167.20			54,304	3.45%	5.93%
2024	0.95%			333	157.84			52,609	3.09%	0.28%
2023	0.95%			543	157.40			85,463	2.54%	4.58%
2022	0.95%			711	150.50			107,008	2.09%	-14.03%
2021	0.95%			727	175.07			127,277	2.05%	-2.65%

VVHYB
2025	0.95%			811	313.19			254,067	6.42%	8.15%
2024	0.95%			806	289.59			233,270	5.61%	5.44%
2023	0.95%			781	274.65			214,542	4.98%	10.61%
2022	0.95%			796	248.30			197,646	5.09%	-10.22%
2021	0.95%			872	276.56			241,159	4.76%	2.70%

VVMCI
2025	0.95%			1,209	844.27			1,020,803	1.26%	10.49%
2024	0.95%			1,296	764.14			990,621	1.39%	13.98%
2023	0.95%			1,390	670.41			932,115	1.43%	14.74%
2022	0.95%			1,474	584.29			861,247	1.10%	-19.59%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense** Rate	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****
2021	0.95%	1,580	726.62	1,148,055	1.14%	23.18%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2025 Statutory Financial Statements and Supplemental Schedules

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life and Annuity Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 8, 2026

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2025	2024

Admitted assets
Invested assets
Bonds	$44,564	$39,396
Stocks	118	48
Mortgage loans, net of allowance	10,188	9,874
Policy loans	548	412
Derivative assets	1,091	1,098
Cash, cash equivalents and short-term investments	3,408	2,339
Securities lending collateral assets	293	162
Other invested assets	1,772	1,404

Total invested assets	$61,982	$54,733
Accrued investment income	530	463
Deferred federal income tax assets, net	228	192
Corporate-owned life insurance	1,805	1,729
Other assets	480	365
Separate account assets	12,403	8,374

Total admitted assets	$77,428	$65,856

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$55,183	$49,112
Asset valuation reserve	935	778
Funds held under coinsurance	2,285	1,944
Current federal income taxes payable	6	47
Securities lending payable	293	161
Payable for securities	2,417	1,912
Other liabilities	447	253
Accrued transfers from separate accounts	(289)	(222)
Separate account liabilities	12,403	8,374

Total liabilities	$73,680	$62,359

Capital and surplus
Capital shares ($40 par value; authorized, issued and outstanding - 66,000 shares)	$3	$3
Special surplus funds	57	32
Additional paid-in capital	5,559	5,159
Unassigned deficit	(1,871)	(1,697)

Total capital and surplus	$3,748	$3,497

Total liabilities, capital and surplus	$77,428	$65,856

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2025	2024	2023

Revenues
Premiums and annuity considerations	$12,970	$12,365	$9,571
Net investment income	2,362	2,077	1,451
Reserve adjustment on reinsurance ceded	57	(138)	(150)
Other revenues	770	714	129

Total revenues	$16,159	$15,018	$11,001

Benefits and expenses
Benefits to policyholders and beneficiaries	$6,558	$5,311	$2,992
Increase in reserves for future policy benefits and claims	4,574	5,477	5,294
Net transfers from separate accounts	3,186	2,461	1,443
Commissions	1,298	1,181	1,002
Other expenses	704	644	553

Total benefits and expenses	$16,320	$15,074	$11,284

Loss before federal income tax (benefit) expense and net realized capital losses on investments	$(161)	$(56)	$(283)
Federal income tax (benefit) expense	(23)	(9)	219

Loss before net realized capital losses on investments	$(138)	$(47)	$(502)

Net realized capital losses on investments, net of federal income tax expense (benefit) of $1, $1 and $(3) in 2025, 2024 and 2023, respectively, and excluding $(31), $(6) and $(18) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	(15)	(16)	(28)

Net loss	$(153)	$(63)	$(530)

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2022	$3	$-	$4,759	$(1,519)	$3,243

Net loss	-	-	-	(530)	(530)
Change in asset valuation reserve	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	195	195
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	33	-	(196)	(163)
Change in liability for reinsurance in unauthorized companies	-	-	-	86	86
Change in net unrealized capital gains and losses, net of tax benefit of $9	-	-	-	(3)	(3)
Other, net[1]	-	-	-	501	501

Balance as of December 31, 2023	$3	$33	$4,759	$(1,563)	$3,232

Capital contributions from Nationwide Life Insurance Company	-	-	400	-	400
Net loss	-	-	-	(63)	(63)
Change in asset valuation reserve	-	-	-	(116)	(116)
Change in deferred income taxes	-	-	-	19	19
Change in nonadmitted assets	-	-	-	40	40
Change in net unrealized capital gains and losses, net of tax expense of $5	-	-	-	16	16
Other, net	-	(1)	-	(30)	(31)

Balance as of December 31, 2024	$3	$32	$5,159	$(1,697)	$3,497

Capital contributions from Nationwide Life Insurance Company	-	-	400	-	400
Net loss	-	-	-	(153)	(153)
Change in asset valuation reserve	-	-	-	(157)	(157)
Change in deferred income taxes	-	-	-	48	48
Change in nonadmitted assets	-	-	-	17	17
Change in reserve on account of change in valuation basis	-	-	-	106	106
Change in net unrealized capital gains and losses, net of tax expense of $20	-	-	-	21	21
Other, net	-	25	-	(56)	(31)

Balance as of December 31, 2025	$3	$57	$5,559	$(1,871)	$3,748

[1]

Includes the net impact on surplus related to the October 1, 2023 recapture of the intercompany life insurance reinsurance agreements with Olentangy Reinsurance, LLC and the implementation of the October 1, 2023 intercompany reinsurance agreement with Eagle Captive Reinsurance, LLC as discussed in Note 10.

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,

(in millions)	2025	2024	2023

Cash flows from operating activities:
Premiums collected, net of reinsurance	$12,341	$11,521	$9,627
Net investment income	2,300	2,032	1,385
Other revenue	1,015	902	1,579
Policy benefits and claims paid	(6,426)	(5,386)	(3,142)

Commissions, operating expenses and taxes, other than federal income tax paid	(1,984)	(1,850)	(1,548)
Net transfers to separate accounts	(3,077)	(1,176)	(1,498)
Policyholders’ dividends paid	(2)	(1)	-
Federal income taxes paid	(19)	(158)	(30)

Net cash provided by operating activities	$4,148	$5,884	$6,373

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$5,107	$3,135	$1,198
Stocks	1	-	11
Mortgage loans	1,319	746	705
Other invested assets and other	675	1,029	546

Total Investment proceeds	$7,102	$4,910	$2,460
Cost of investments acquired:
Bonds	$(9,912)	$(7,757)	$(5,195)
Stocks	(70)	-	(1)
Mortgage loans	(1,473)	(1,570)	(1,455)
Derivatives	(230)	(59)	(250)
Other invested assets and other	(496)	(265)	(383)

Total investments acquired	$(12,181)	$(9,651)	$(7,284)
Net increase in policy loans	(136)	(111)	(85)

Net cash used in investing activities	$(5,215)	$(4,852)	$(4,909)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Life Insurance Company	$400	$400	$-
Net change in deposits on deposit-type contract funds and other insurance liabilities	1,569	-	(11)
Purchase of corporate-owned life insurance	-	(650)	(500)
Other cash provided (used)	167	(71)	(581)

Net cash provided by (used in) financing activities and miscellaneous sources	$2,136	$(321)	$(1,092)

Net increase in cash, cash equivalents and short-term investments	$1,069	$711	$372
Cash, cash equivalents and short-term investments at beginning of year	2,339	1,628	1,256

Cash, cash equivalents and short-term investments at end of year	$3,408	$2,339	$1,628

Supplemental disclosure of non-cash activities:
Assets transferred in connection with pension risk transfer transactions	$1,115	$1,369	$-
Exchange of bond investment to bond investment	$644	$247	$373

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer (“PRT”) contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance (“COLI”) on a non-participating basis. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, independent marketing organizations and life insurance specialists. Affiliates that market products directly to a customer base include the agency distribution force of the Company’s ultimate majority parent company, NMIC. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

The Company’s wholly-owned, nonadmitted subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), is a dormant Vermont domiciled special purpose financial insurance company.

The Company’s wholly-owned, nonadmitted subsidiary, Nationwide SBL, LLC (“NWSBL”), is an Ohio limited liability company that offers a securities-backed consumer lending product. A revolving line of credit allows clients to borrow against their taxable investment portfolio to address their financing needs.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

The Company has elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to the Company’s recapture of the reinsurance agreements.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net loss between the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) and prescribed practice is shown below:

		State of domicile	December 31,
(in millions)	SSAP #		2025	2024	2023
Net Loss
Statutory Net Loss		OH	$(153)	$(63)	$(530)
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	158	189	201
Reserves for indexed annuities	51	OH	(232)	(359)	(161)
Tax impact	101	OH	16	36	(8)

NAIC SAP			$(211)	$(197)	$(498)

A reconciliation of the Company’s capital and surplus between the NAIC SAP and prescribed practice is shown below:

		State of domicile	As of December 31,
(in millions)	SSAP #		2025	2024
Surplus
Statutory Capital and Surplus		OH	$3,748	$3,497
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	1,371	898
Reserves for indexed annuities	51	OH	(842)	(610)
Tax impact	101	OH	(111)	(60)

NAIC SAP			$4,166	$3,725

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•

investments in redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible;

•	the proportional amortized cost method is utilized to determine the liquidation value of tax credit investments;

•	the allowable earned yield method is utilized to determine the value of residual interest securitizations;

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual.

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The aggregate reserves for individual accident and health policies consist of disabled life reserves and unearned premium reserves. The disabled life reserves are calculated using the 1952 Accidental Death Benefits table at 3.0% interest. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of unearned premium reserves and claim reserves. The claim reserves are comprised of amounts to be paid on incurred but unreported claims plus benefits payable on disabled life claims. Disabled life claims for group long-term disability policies are based on the 1987 Commissioner’s Group Disability table, primarily discounted at 3.5%, 4.0% and 4.5% interest. Future policy benefits on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current, and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private debt funds, tax credit funds, real estate funds and partnerships, limited liability companies and joint ventures. Except for investments in certain tax credit funds and residual interests, these investments are primarily recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Corporate-Owned Life Insurance

The following table summarizes COLI, which is held at cash surrender value, as of the dates indicated:

	December 31,

(in millions)	2025	2024
Corporate-owned life insurance:
Variable life insurance[1]	$1,805	$1,729
Total corporate-owned life insurance	$1,805	$1,729

[1]

The investments underlying the variable life insurance policies are 48% other invested assets, 33% cash and short-term investments and 19% bonds as of December 31, 2025. The investments underlying the variable life insurance policies are 63% cash and short-term investments, 22% other invested assets and 15% bonds as of December 31, 2024.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets (“SSAP No. 21”), in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 21 for residual interests reported as Other Invested Assets. Residual interests, previously measured under the equity method of accounting, are now measured under the Allowable Earned Yield method with any unrealized gains and losses recognized as realized as of the date of adoption. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 93 – Investments in Tax Credit Structures and SSAP No. 94 –State and Federal Tax Credits. The revisions to SSAP No. 93 expand the scope of tax credit investments required to use the proportional amortization method and include additional annual disclosure requirements. The revisions to SSAP No. 94 require purchased tax credits to be recorded at face value with any discount deferred as other liabilities. Additional annual disclosures are also required as part of the revisions to SSAP No. 94. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Effective January 1, 2025, the Company changed its reserve valuation basis for PRT group annuities due to changes to Valuation Manual 22 - Requirements for Principle-Based Reserves for Non-Variable Annuities Requirements for Principle-Based Reserves for Non-Variable Annuities (“VM-22”). The amendment to VM-22 allows companies, with domiciliary commissioner approval, to determine statutory maximum valuation interest rates for non-jumbo contracts (initial premium less than $250 million) as if they were jumbo contracts. In December 2024, the Company received approval from the Department to use jumbo valuation interest rates for all PRT group annuity contracts issued after January 1, 2020. As a result of this change, the Company recorded a $106 million increase to statutory capital and surplus.

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $38 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. The admitted disallowed IMR in the separate accounts was immaterial as of December 31, 2025 and 2024. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2025 and 2024, the Company has $57 million and $32 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through April 8, 2026, the date the statutory financial statements were issued.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account non- guaranteed	Total	% of Total
December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$33,611	$-	$33,611	89%

At book value less current surrender charge of 5% or more	1,374	-	1,374	4%

At fair value	-	267	267	1%
Total with market value adjustment or at fair value	$34,985	$267	$35,252	94%

At book value without adjustment (minimal or no charge or adjustment)	2,152	-	2,152	6%

Not subject to discretionary withdrawal	35	1	36	0%
Total, gross	$37,172	$268	$37,440	100%

Less: Reinsurance ceded	(2,910)	-	(2,910)
Total, net	$34,262	$268	$34,530
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$332	$-	$332

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$31,657	$-	$31,657	90%

At book value less current surrender charge of 5% or more	924	-	924	3%

At fair value	-	273	273	1%

Total with market value adjustment or at fair value	$32,581	$273	$32,854	94%

At book value without adjustment (minimal or no charge or adjustment)	2,243	-	2,243	6%

Not subject to discretionary withdrawal	34	-	34	0%

Total, gross	$34,858	$273	$35,131	100%

Less: Reinsurance ceded	(2,327)	-	(2,327)

Total, net	$32,531	$273	$32,804
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$174	$-	$174

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2025

Subject to discretionary withdrawal:

At fair value	$-	$-	$58	$58	1%
Total with market value adjustment or at fair value	$-	$-	$58	$58	1%

At book value without adjustment (minimal or no charge or adjustment)	8	-	-	8	0%

Not subject to discretionary withdrawal	946	8,187	-	9,133	99%
Total, gross	$954	$8,187	$58	$9,199	100%
Total, net	$954	$8,187	$58	$9,199

December 31, 2024

Subject to discretionary withdrawal:

At fair value	$-	$-	$59	$59	1%

Total with market value adjustment or at fair value	$-	$-	$59	$59	1%

At book value without adjustment (minimal or no charge or adjustment)	9	-	-	9	0%

Not subject to discretionary withdrawal	764	4,988	-	5,752	99%

Total, gross	$773	$4,988	$59	$5,820	100%

Total, net	$773	$4,988	$59	$5,820

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Total	% of Total
December 31, 2025

Subject to discretionary withdrawal:

At fair value	$5	$5	0%
Total with market value adjustment or at fair value	$5	$5	0%

At book value without adjustment (minimal or no charge or adjustment)	58	58	3%

Not subject to discretionary withdrawal	2,110	2,110	97%
Total, gross	$2,173	$2,173	100%
Total, net	$2,173	$2,173

December 31, 2024

Subject to discretionary withdrawal:

At fair value	$6	$6	1%

Total with market value adjustment or at fair value	$6	$6	1%

At book value without adjustment (minimal or no charge or adjustment)	34	34	6%

Not subject to discretionary withdrawal	565	565	93%

Total, gross	$605	$605	100%

Total, net	$605	$605

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2025	2024

Life, accident and health annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$35,207	$33,296

Supplemental contracts with life contingencies, net	9	8

Deposit-type contracts	2,173	605

Subtotal	$37,389	$33,909

Separate accounts annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$8,513	$5,320

Subtotal	$8,513	$5,320

Total annuity actuarial reserves and deposit fund liabilities, net	$45,902	$39,229

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed

(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2025

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$17	$18	$-	$-	$-

Universal life	330	327	356	-	-	-

Universal life with secondary guarantees	3,084	2,995	9,359	-	-	-

Indexed universal life with secondary guarantees	9,195	7,759	8,262	-	-	-

Other permanent cash value life insurance	-	264	369	-	-	-

Variable life	380	354	715	3,634	3,356	3,356

Subtotal	$12,989	$11,716	$19,079	$3,634	$3,356	$3,356

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	1,219	-	-	-

Disability - active lives	-	-	82	-	-	-

Disability - disabled lives	-	-	66	-	-	-

Miscellaneous reserves	-	-	207	-	-	-

Total, gross	$12,989	$11,716	$20,653	$3,634	$3,356	$3,356

Less: Reinsurance ceded	(361)	(335)	(2,895)	-	-	-

Total, net	$12,628	$11,381	$17,758	$3,634	$3,356	$3,356

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

	General account			Separate account - nonguaranteed

(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2024

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$17	$18	$-	$-	$-

Universal life	338	334	359	-	-	-

Universal life with secondary guarantees	2,899	2,656	8,253	-	-	-

Indexed universal life with secondary guarantees	7,596	6,262	6,801	-	-	-

Other permanent cash value life insurance	-	212	318	-	-	-

Variable life	333	309	645	2,860	2,654	2,654

Subtotal	$11,166	$9,790	$16,394	$2,860	$2,654	$2,654

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	1,332	-	-	-

Disability - active lives	-	-	74	-	-	-

Disability - disabled lives	-	-	62	-	-	-

Miscellaneous reserves	-	-	217	-	-	-

Total, gross	$11,166	$9,790	$18,079	$2,860	$2,654	$2,654

Less: Reinsurance ceded	(386)	(352)	(2,924)	-	-	-

Total, net	$10,780	$9,438	$15,155	$2,860	$2,654	$2,654

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,

(in millions)	2025	2024

Life, accident and health annual statement:	$17,485	$14,893

Life insurance, net

Disability - active lives, net	81	73

Disability - disabled lives, net	65	61

Miscellaneous reserves, net	127	128

Subtotal	$17,758	$15,155

Separate accounts annual statement:

Life insurance	$3,356	$2,654

Subtotal	$3,356	$2,654

Total life insurance actuarial reserves, net	$21,114	$17,809

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		December 31, 2024

(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)

Product / Transaction:

Pension risk transfer group annuities	$8,443	$-	$5,181	$-

Life insurance	3,635	-	2,861	-

Individual annuities	325	-	332	-

Total	$12,403	$-	$8,374	$-

Amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account have been immaterial for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total

December 31, 2025

Premiums, considerations or deposits	$3,406	$504	$3,910

Reserves

For accounts with assets at:

Fair value	$-	$3,682	$3,682

Amortized cost	8,187	-	8,187

Total reserves[1]	$8,187	$3,682	$11,869

By withdrawal characteristics:

At fair value	$-	$3,681	$3,681

Subtotal	$-	$3,681	$3,681

Not subject to discretionary withdrawal	8,187	1	8,188

Total reserves[1]	$8,187	$3,682	$11,869

1

The total reserves balance does not equal the liabilities related to separate accounts of $12.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $534 million, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total

December 31, 2024

Premiums, considerations or deposits	$2,484	$375	$2,859

Reserves

For accounts with assets at:	$-	$2,986	$2,986

Fair value

Amortized cost	4,988	-	4,988

Total reserves[1]	$4,988	$2,986	$7,974

By withdrawal characteristics:

At fair value	$-	$2,986	$2,986

Subtotal	$-	$2,986	$2,986

Not subject to discretionary withdrawal	4,988	-	4,988

Total reserves[1]	$4,988	$2,986	$7,974

1

The total reserves balance does not equal the liabilities related to separate accounts of $8.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $400 million, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,

(in millions)	2025	2024	2023

Net transfers as reported in the statutory statements of operations of the separate accounts:

Transfers to separate accounts	$3,910	$2,859	$1,671

Transfers from separate accounts	(741)	(405)	(237)

Net transfers to separate accounts	$3,169	$2,454	$1,434

Reconciling adjustments:

Exchange accounts offsetting in the general account	16	7	9

Other miscellaneous adjustments not included in the general account balance	1	-	-

Net transfers as reported in the statutory statements of operations	$3,186	$2,461	$1,443

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value

December 31, 2025

Bonds:

Issuer credit obligations:

U.S. government obligations	$2	$-	$-	$2

Non-U.S. sovereign jurisdiction securities	1,078	22	35	1,065

Municipal bonds – general obligations (direct and guaranteed)	370	4	19	355

Municipal bonds – special revenue	2,326	19	194	2,151

Project finance bonds issued by operating entities (unaffiliated)	1,947	33	95	1,885

Corporate bonds (unaffiliated)	31,080	329	1,717	29,692

Single entity backed obligations (unaffiliated)	668	9	23	654

Bank loans – issued (unaffiliated)	347	1	13	335

Other issuer credit obligations (unaffiliated)	657	9	22	644

Total issuer credit obligations	$38,475	$426	$2,118	$36,783

Asset backed-securities:

Financial – self-liquidating agency residential mortgage-backed securities – guaranteed	$38	$1	$-	$39

Agency residential mortgage-backed securities – not/partially guaranteed	228	2	2	228

Non-agency residential mortgage-backed securities (unaffiliated)	853	5	15	843

Non-agency commercial mortgage-backed securities (unaffiliated)	840	3	17	826

Non-agency – CLOs/CBOs/CDOs (unaffiliated)	2,968	9	4	2,973

Other financial – self-liquidating (unaffiliated)	402	4	-	406

Financial – not self-liquidating equity backed securities (unaffiliated)	403	1	1	403

Other financial – not self-liquidating (unaffiliated)	166	-	9	157

Other non-financial – full analysis (unaffiliated)	191	1	-	192

Total asset-backed securities	$6,089	$26	$48	$6,067

Total bonds	$44,564	$452	$2,166	$42,850

Common stocks unaffiliated	$115	$-	$-	$115

Preferred stocks unaffiliated	3	-	-	3

Total unaffiliated stocks	$118	$-	$-	$118

Total bonds and unaffiliated stocks	$44,682	$452	$2,166	$42,968

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value

December 31, 2024

Bonds:

U.S. Government	$1	$-	$-	$1

States, territories and possessions	612	2	54	560

Political subdivisions	204	-	26	178

Special revenues	1,809	6	183	1,632

Industrial and miscellaneous	31,904	136	2,582	29,458

Asset-backed securities	4,866	22	91	4,797

Total bonds	$39,396	$166	$2,936	$36,626

Common stocks unaffiliated	$45	$-	$-	$45

Preferred stocks unaffiliated	3	-	-	3

Total unaffiliated stocks	$48	$-	$-	$48

Total bonds and unaffiliated stocks	$39,444	$166	$2,936	$36,674

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2025 and 2024.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value

Bonds:

Due in one year or less	$1,938	$1,933

Due after one year through five years	11,459	11,373

Due after five years through ten years	9,707	9,571

Due after ten years through twenty years	10,107	9,657

Due after twenty years	11,353	10,316

Total bonds	$44,564	$42,850

The following table summarizes the fair value and unrealized losses on bonds (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total

(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

December 31, 2025

Bonds:

Issuer credit obligations	$2,648	$73	$18,735	$2,078	$21,383	$2,151

Asset-backed securities	947	2	1,003	46	1,950	48

Total bonds	$3,595	$75	$19,738	$2,124	$23,333	$2,199

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities that have been identified as having other-than-temporary impairments.

Mortgage Loans, Net of Allowance

As of December 31, 2025 and 2024, the Company had no mortgage loans with an allowance for credit losses.

As of December 31, 2025 and 2024, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2025
Apartment	$3,996	$129	$4,125	$4,125	$-	$4,125
Industrial	3,089	105	3,194	3,194	-	3,194
Office	664	310	974	955	19	974
Retail	1,588	-	1,588	1,588	-	1,588
Other	277	26	303	303	-	303
Total[1]	$9,614	$570	$10,184	$10,165	$19	$10,184
Weighted average DSC ratio	2.12	1.70	2.09	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	63%	152%	63%

December 31, 2024
Apartment	$3,834	$56	$3,890	$3,871	$19	$3,890
Industrial	2,630	80	2,710	2,710	-	2,710
Office	930	155	1,085	1,084	1	1,085
Retail	1,772	32	1,804	1,804	-	1,804
Other	299	40	339	339	-	339
Total[1]	$9,465	$363	$9,828	$9,808	$20	$9,828
Weighted average DSC ratio	2.21	1.54	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	61%	70%	61%

1	Excludes $4 million and $46 million of commercial mortgage loans that were under development as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company has a diversified mortgage loan portfolio with no more than 23.0% and 24.0%, respectively, in a geographic region in the U.S., no more than 41.0% and 40.0%, respectively, in a property type and no more than 2.0% and 1.0%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2025 were 6.2% and 5.2%, respectively, and for those originated or acquired during 2024 were 6.5% and 5.1%, respectively. As of December 31, 2025 and 2024, the maximum LTV ratio of any one loan at the time of loan origination was 90.0% and 89.0%, respectively. As of December 31, 2025 and 2024, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $546 million and $210 million as of December 31, 2025 and 2024, respectively. The Company held $293 million and $161 million of cash collateral on securities lending as of December 31, 2025 and 2024, respectively. The carrying value and fair value of reinvested collateral assets was $293 million and $162 million and had a contractual maturity of under 30 days as of December 31, 2025 and 2024, respectively. The fair value of bonds acquired with reinvested collateral assets was $299 million and $165 million as of December 31, 2025 and 2024, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $266 million and $54 million in non-cash collateral on securities lending as of December 31, 2025 and 2024, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	2025	December 31, 2024	2023
Bonds	$1,901	$1,695	$1,397
Mortgage loans	443	399	345
Policy loans	20	9	13
Derivative instruments[1]	(36)	(55)	(356)
Other	98	88	102
Gross investment income	$2,426	$2,136	$1,501
Investment expenses	(64)	(59)	(50)
Net investment income	$2,362	$2,077	$1,451

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024 was immaterial. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $530 million and $463 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in millions)	2025	December 31, 2024	2023
Net realized capital (losses) gains on sales and maturities	$(44)	$(2)	$(18)
Net realized derivative gains (losses)	1	-	-
Other-than-temporary impairments and other	(2)	(19)	(31)
Total net realized capital losses	$(45)	$(21)	$(49)
Tax (expense) benefit on net losses	(1)	(1)	3
Net realized capital losses, net of tax	$(46)	$(22)	$(46)
Less: Net realized losses transferred to the IMR	(31)	(6)	(18)
Net realized capital losses, net of tax and transfers to the IMR	$(15)	$(16)	$(28)

For the year ended December 31, 2025, the gross realized gains and gross realized losses on sales of bonds were $10 million and $39 million, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $7 million and $22 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $5 million and $24 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Investment Commitments

The Company had unfunded commitments related to other invested assets totaling $380 million and $482 million as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, there was $361 million and $320 million of outstanding commitments to purchase bonds, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Restricted Assets

The following table summarizes the total nonadmitted restricted assets and total admitted restricted assets for the year ended December 31, 2025.

	Total admitted restricted assets
(in millions)	2025	2024
Collateral held under security lending agreements[1]	$293	$161
Federal Home Loan Bank capital stock	115	45
Pledged as collateral to the Federal Home Loan Bank (including assets backing funding agreements)	3,687	2,420
Pledged as collateral not captured in other categories	189	151
Assets held under modified coinsurance reinsurance agreements	1,042	935
Assets held under funds withheld reinsurance agreements	2,285	1,944
Other restricted assets	5	5
Total restricted assets	$7,616	$5,661

1	Excludes $266 million and $54 million of off-balance sheet securities as of December 31, 2025 and 2024, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps, bond forwards and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2025 and 2024, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

	$		$		$		$		$

(in millions)	Notional amount		Net carrying value		Fair value asset		Fair value liability		Average fair value
December 31, 2025
Options		$55,155		$1,007		$2,368		$-		$-
Cross currency swaps		3,027		(49)		142		(102)		-
Total return swaps		247		-		-		-		-
Futures		397		-		-		-		-
Interest rate swaps		667		-		-		-		-
Forwards		207		-		-		-		-
Total derivatives[1]		$59,700		$958		$2,510		$(102)		$-

December 31, 2024
Options		$52,961		$903		$1,825		$-		$-
Cross currency swaps		2,497		189		212		(9)		1
Total return swaps		470		-		-		-		-
Futures		218		-		-		-		-
Total derivatives[1]		$56,146		$1,092		$2,037		$(9)		$1

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2025 and 2024.

The Company received $2.3 billion and $1.9 billion of cash collateral and held $311 million and $225 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2025 and 2024, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2025 and 2024. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $66 million and $9 million as of December 31, 2025 and 2024, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $12 million and $7 million as of December 31, 2025 and 2024, respectively.

During 2025, 2024, and 2023, the Company recorded unrealized gains (losses) of $(238) million, $101 million, and $(52) million, respectively, related to its cross-currency swap derivative program, which were recognized in capital and surplus. Realized gains and losses on derivative instruments were immaterial for all periods presented.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2025:

	$		$		$		$		$
(in millions)	Level 1		Level 2		Level 3		Net Asset Value (NAV)		Total
Assets
Bonds:
Issuer credit obligations		$-		$-		$1		$-		$1
Asset-backed securities		-		1		-		-		1
Total bonds		$-		$1		$1		-		$2
Preferred stocks unaffiliated		-		-		3		-		3
Common Stocks unaffiliated		-		115		-		-		115
Separate account assets		3,960		-		-		-		3,960
Assets at fair value		$3,960		$116		$4		$-		$4,080

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2025:

	$		$		$
(in millions)	Bonds		Preferred stocks unaffiliated		Total
Balance as of December 31, 2024		$-		$3		$3
Transfers into level 3		3		-		3
Net gains (losses):						-
In net income		(1)		-		(1)
In surplus		(1)		-		(1)
Balance as of December 31, 2025		$1		$3		$4

Transfers into and out of Level 3 during the period ended December 31, 2025 are due to changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC rating.

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

	$		$		$		$
(in millions)	Level 1		Level 2		Level 3		Total
Assets
Bonds		$-		$5		$-		$5
Preferred stocks unaffiliated		-		-		3		3
Common stocks unaffiliated		-		45		-		45
Separate account assets		3,193		-		-		3,193
Assets at fair value		$3,193		$50		$3		$3,246

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2024:

	$		$		$
(in millions)	Bonds		Preferred stocks unaffiliated		Total
Balance as of December 31, 2023		$-		$4		$-
Net gains (losses):						-
In surplus		$-		(1)		-
Balance as of December 31, 2024		$-		$3		$-

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in millions)	Level 1	Level 2	Level 3	NAV	Total fair value	Carrying value
December 31, 2025
Assets:
Bonds:
Issuer credit obligations	$2	$27,720	$9,059	$-	$36,781	$38,473
Asset-backed securities	-	5,149	918	-	6,067	6,089
Total bonds	$2	$32,869	$9,977	$-	$42,848	$44,562
Mortgage loans, net of allowance	-	-	9,356	-	9,356	10,188
Policy loans	-	-	548	-	548	548
Derivative assets	-	142	2,368	-	2,510	1,091
Cash, cash equivalents and short-term investments	60	3,256	92	-	3,408	3,408
Securities lending collateral assets	293	-	-	-	293	293
Other invested assets	-	134	4	31	169	165
Separate account assets	279	4,075	3,987	3	8,344	8,443
Total assets	$634	$40,476	$26,332	$34	$67,476	$68,698
Liabilities:
Investment contracts	$-	$-	$2,103	$-	$2,103	$2,092
Derivative liabilities	-	102	-	-	102	133
Total liabilities	$-	$102	$2,103	$-	$2,205	$2,225

December 31, 2024
Assets:
Bonds	$1	$28,704	$7,916	$-	$36,621	$39,391
Mortgage loans, net of allowance	-	-	8,653	-	8,653	9,874
Policy loans	-	-	412	-	412	412
Derivative assets	-	212	1,825	-	2,037	1,098
Cash, cash equivalents and short-term investments	(5)	2,344	-	-	2,339	2,339
Securities lending collateral assets	162	-	-	-	162	162
Separate account assets	580	2,815	1,603	-	4,998	5,181
Total assets	$738	$34,075	$20,409	$-	$55,222	$58,457
Liabilities:
Investment contracts	$-	$-	$504	$-	$504	$556
Derivative liabilities	-	9	-	-	9	6
Total liabilities	$-	$9	$504	$-	$513	$562

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2025
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$645	$3	$648
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$645	$3	$648
Less: Deferred tax assets nonadmitted	319	-	319
Net admitted deferred tax assets	$326	$3	$329
Less: Deferred tax liabilities	68	33	101
Net admitted deferred tax assets	$258	$(30)	$228

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$578	$14	$592
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$578	$14	$592
Less: Deferred tax assets nonadmitted	327	-	327
Net admitted deferred tax assets	$251	$14	$265
Less: Deferred tax liabilities	46	27	73
Net admitted deferred tax assets	$205	$(13)	$192

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2025	2024	Change
Adjusted gross deferred tax assets	$648	$592	$56
Total deferred tax liabilities	(101)	(73)	(28)
Net deferred tax assets	$547	$519	$28
Less: Tax effect of unrealized gains and losses			(20)
Change in deferred income tax			$48

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	$		$		$
	December 31, 2025
(in millions)	Ordinary		Capital		Total
Adjusted gross deferred tax assets expected to be realized[1]		$226		$2		$228

Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities		100		1		101
Admitted deferred tax assets		$326		$3		$329

	$		$		$
	December 31, 2024
(in millions)	Ordinary		Capital		Total
Adjusted gross deferred tax assets expected to be realized[1]		$184		$8		$192

Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities		67		6		73
Admitted deferred tax assets		$251		$14		$265

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $528 million and $496 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $3.5 billion and $3.3 billion as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 633% and 640% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2025
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	5.30%	0.00%	5.30%
Net admitted adjusted gross deferred tax assets	11.83%	0.00%	11.83%

The Company’s tax planning strategies did not include the use of reinsurance for the years ended December 31, 2025 and 2024.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2025 and 2024.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2025	2024	Change
Deferred tax assets

Ordinary:
Future policy benefits and claims	$189	$178	$11
Investments	83	43	40
Deferred acquisition costs	347	296	51
Tax credit carry-forward	-	32	(32)
Other	26	29	(3)
Subtotal	$645	$578	$67
Nonadmitted	$(319)	$(327)	$8
Admitted ordinary deferred tax assets	$326	$251	$75
Capital:
Investments	$3	$14	$(11)
Subtotal	$3	$14	$(11)
Admitted capital deferred tax assets	$3	$14	$(11)
Admitted deferred tax assets	$329	$265	$64

Deferred tax liabilities
Ordinary:
Investments	$(29)	$(16)	$(13)
Future policy benefits and claims	(22)	(13)	(9)
Other	(17)	(17)	-
Subtotal	$(68)	$(46)	$(22)
Capital:
Investments	$(33)	$(27)	$(6)
Subtotal	$(33)	$(27)	$(6)
Deferred tax liabilities	$(101)	$(73)	$(28)
Net deferred tax assets	$228	$192	$36

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2025 and 2024.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to loss before tax as follows, for the years ended:

	December 31,
(in millions)	2025	2024	2023
Current income tax (benefit) expense	$(22)	$(8)	$216
Change in deferred income tax (without tax on unrealized gains and losses)	(48)	(19)	(195)
Total income tax (benefit) expense reported	$(70)	$(27)	$21

Loss before income and capital gains taxes	$(175)	$(71)	$(314)
Federal statutory tax rate	21%	21%	21%
Expected income tax benefit at statutory tax rate	$(37)	$(15)	$(66)
(Decrease) increase in actual tax reported resulting from:
Change in cash surrender value of corporate-owned life insurance	(17)	(10)	(7)
Tax adjustment for interest maintenance reserve	(7)	(1)	(4)
Initial ceding commission and expense allowance	(7)	(6)	104
Other	(2)	5	(6)
Total income tax (benefit) expense reported	$(70)	$(27)	$21

The Company incurred an immaterial amount in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide GSC Holdings, Inc.
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life and Benefits Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Life Insurance Company
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Preferred Insurance Company	NBS Insurance Agency, Inc.
Harleysville Worcester Insurance Company	NFS Distributors, Inc.
Jefferson National Life Insurance Company	NSM Sales Corporation
Jefferson National Life Insurance Company of New York	Registered Investment Advisors Services, Inc.
Lone Star General Agency, Inc.	Retention Alternatives, Ltd.
National Casualty Company	Retention Alternatives Ltd. In Respect of Cell No. 1 Segregated Account
Nationwide Advantage Mortgage Company	Scottsdale Indemnity Company
Nationwide Affinity Insurance Company of America	Scottsdale Insurance Company
Nationwide Agent Risk Purchasing Group. Inc.	Scottsdale Surplus Lines Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Company
Nationwide Assurance Company	Titan Insurance Services, Inc.
Nationwide Cash Management Company	Veterinary Pet Insurance Company
Nationwide Corporation	Victoria Fire & Casualty Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company
Nationwide Financial General Agency, Inc.	VPI Services, Inc.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(9)	FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2025 and 2024, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $94 million in activity stock and an immaterial amount in excess stock as of December 31, 2025 and 2024, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $553 million as of December 31, 2025 and 2024, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Borrowings are not subject to prepayment penalties under these agreements. The maximum amounts of aggregate advances from the FHLB were $1.7 billion and $554 million for the years ended December 31, 2025 and 2024, respectively.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2025 and expire June 2026, allow the Company access to borrow up to $1.1 billion. As of December 31, 2025 and 2024, the Company had no amounts outstanding under these agreements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Bonds and mortgage loans with a carrying value of $3.7 billion (4.8% of total admitted assets) and fair value of $3.5 billion (4.5% of total admitted assets) as of December 31, 2025 and carrying value of $2.4 billion (3.7% of total admitted assets) and fair value of $2.2 billion (3.4% of total admitted assets) as of December 31, 2024 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $3.8 billion and fair value of $3.6 billion for the year ended December 31, 2025, and a carrying value of $2.4 billion and fair value of $2.3 billion for the year ended December 31, 2024.

(10)	Reinsurance

Prior to the October 1, 2023 recapture, the Company had an intercompany reinsurance agreement with Olentangy whereby the Company ceded a block of certain universal life and term life insurance policies on an indemnity coinsurance basis with funds withheld and a block of certain term life insurance policies on a yearly renewable term basis. These policies were ceded to a reinsurance pool that included Olentangy and UHRL, a Bermuda captive (collectively, “Reinsurance Pool”). The Reinsurance Pool members had joint and several liability under the reinsurance agreement until June 30, 2028 when UHRL would exit the Reinsurance Pool and Olentangy would become solely liable. The Company had recorded an adjustment in the statutory statements of changes in capital and surplus as other, net, which was being amortized into operations in future periods as earnings emerge from the business reinsured. Upon recapture, the remaining unamortized balance of $142 million was fully amortized into operations. Amounts ceded to Olentangy under the reinsurance agreement prior to recapture during 2023 included premiums of $44 million, benefits and claims of $51 million and net investment earnings on funds withheld assets of $38 million. The recapture settlement included payment from Olentangy of $1.2 billion, equal to the funds withheld balance as of October 1, 2023 in accordance with the reinsurance agreement, which was recorded as a reduction to the inception-to-date ceded premiums of $1.9 billion and commissions and expense allowances on reinsurance ceded of $700 million.

Effective October 1, 2023, the Company entered into an intercompany reinsurance agreement with Eagle Captive Reinsurance, LLC (“Eagle”) whereby certain universal life insurance and term life insurance policies are ceded on a coinsurance with funds withheld basis. Eagle, an affiliated wholly-owned subsidiary of NLIC, is an Ohio domiciled special purpose financial captive insurance company. Eagle paid the Company $853 million as settlement of the initial reinsurance transaction on October 1, 2023. The Company recognized $179 million of this settlement in the statutory statements of operations as commissions and expense allowances on reinsurance ceded, equal to the amount of current federal income tax, with the remaining $674 million included in the statutory statements of changes in capital and surplus as other, net, which is being amortized into operations in future periods as earnings emerge from the business ceded. Amounts ceded to Eagle under the reinsurance agreement during 2025, 2024 and 2023 included premiums of $70 million, $83 million and $2.3 billion, respectively, benefits and claims of $102 million, $105 million and $30 million, respectively and net investment earnings on funds withheld assets of $62 million, $63 million and $15 million, respectively. In order for the Company to record a reinsurance reserve credit of $2.3 billion for the ceded block, the Company is holding assets in funds withheld for the benefit of Eagle with a carrying value of $1.4 billion and a fair value of $1.3 billion as of December 31, 2025, 2024 and 2023. Eagle was granted a permitted practice from the Department to record an excess of loss reinsurance recoverable from an unaffiliated reinsurer of $895 million and $861 million as of December 31, 2025 and 2024, respectively, as an admitted asset qualifying as other security under Actuarial Guideline 48 for the benefit of the Company. Amounts payable to Eagle related to the reinsurance agreement were $46 million and $5 million as of December 31, 2025 and 2024, respectively.

The Company has entered into a 100% coinsurance agreement with funds withheld with Eagle to cede guaranteed lifetime withdrawal benefit (“GLWB”) rider obligations provided under certain fixed annuity and fixed indexed annuity contracts issued and to be issued by NLAIC. While the GLWB contract riders are ceded by NLAIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLAIC. Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law which values the assumed GLWB risks from NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the NAIC SAP pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The Company has recorded an adjustment in the statutory statements of changes in capital and surplus as other, net, which is being amortized into operations in future periods as earnings emerge from the business ceded. Amounts ceded to Eagle under the reinsurance agreement during 2025, 2024 and 2023 included premiums of $309 million, $226 million and $158 million, respectively, and net investment earnings on funds withheld assets of $31 million, $17 million and $10 million, respectively. As of December 31, 2025 and 2024, the carrying value of the funds withheld assets was $874 million and $499 million, respectively, which equals the amount of Eagle’s assumed GLWB rider reserve obligations calculated using the alternative reserving basis. As of December 31, 2025 and 2024, the Company’s reserve credit for guaranteed benefits ceded was $2.9 billion and $2.3 billion, respectively. Amounts receivable from Eagle related to the reinsurance agreement was $12 million as of December 31, 2025. Amounts payable to Eagle related to the reinsurance agreement was $21 million as of December 31, 2024.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, NLIC bears the investment risk associated with changes in interest rates. Risk of asset default is retained by the Company, and NLIC pays a fee to the Company for the Company’s retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts ceded to NLIC are included in the Company’s statutory statements of operations for 2025, 2024 and 2023 and include considerations of $6 million, $4 million and $46 million, respectively, net investment income of $21 million, $25 million and $31 million, respectively, and benefits, claims and other expenses of $124 million, $145 million and $186 million, respectively. The reserve adjustment for 2025, 2024 and 2023 of $(111) million, $(143) million and $(153) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $516 million and $619 million as of December 31, 2025 and 2024, respectively. Amounts recoverable related to this agreement were $12 million and $2 million as of December 31, 2025 and 2024, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are ceded on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $34 million as of December 31, 2025 and 2024, respectively. Total premiums ceded under this treaty were $18 million, $11 million and $12 million during 2025, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded under this agreement totaled $152 million and $154 million as of December 31, 2025 and 2024, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2025 and 2024 were $429 million and $457 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(11)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were immaterial as of December 31, 2025 and 2024, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $41 million and $61 million as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $185 million, $201 million, and $160 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2025 and 2024, customer allocations to NVITF totaled $2.4 billion and $1.9 billion, respectively. For the years ended December 31, 2025, 2024 and 2023, NVITF paid the Company an immaterial amount for the distribution and servicing of these funds.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Amounts on deposit with NCMC for the benefit of the Company were $2.1 billion and $1.7 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $1.6 billion and $1.5 billion, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2025 and 2024, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2025, 2024 and 2023 were immaterial.

During 2023, the Company received a total distribution from Olentangy of $80 million, comprised of a return of contributed surplus of $67 million and a dividend of $13 million.

During 2025 and 2024 the Company received capital contributions of $400 million from NLIC. During 2026, the Company received additional capital contributions of $100 million from NLIC as of the subsequent event date.

Pursuant to a financial support agreement, NLIC agrees to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement do not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988, are guaranteed by NLIC. Total SPDA contracts affected by this guarantee in force as of December 31, 2025 and 2024 were immaterial.

During 2025 and 2024, the Company paid capital contributions of $7 million and $6 million, respectively, to NWSBL. During 2026, the Company paid an additional capital contribution of $7 million to NWSBL as of the subsequent event date. The entire investment in NWSBL was nonadmitted as of December 31, 2025 and 2024.

The Company and Nationwide Trust Company, FSB (“NTC”) have entered into an unsecured promissory note whereby NTC can borrow up to $180 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2024, NTC had an outstanding borrowing of $90 million. Upon maturity on March 20, 2025, the outstanding balance was repaid and a $180 million replacement unsecured promissory note and revolving line of credit agreement was entered into with a draw amount of $90 million at an interest rate of 1-month SOFR plus 0.91% and a maturity date of March 19, 2026. As of December 31, 2025, NTC had an outstanding balance of $80 million. Upon maturity on March 19, 2026, the outstanding balance was repaid and a $180 million replacement unsecured promissory note and revolving line of credit agreement was entered into with a draw amount of $80 million at an interest rate of 1-month SOFR plus 0.91% and a maturity date of March 18, 2027. The outstanding balance on this note is $80 million as of the subsequent event date.

As of December 31, 2025, the Company and NLIC, as co-lenders, have a $2.5 billion replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement has an interest rate of 1-month SOFR plus 0.92% and a maturity date of December 9, 2026. Under the agreement, NWSBL can borrow up to $2.5 billion from the co-lenders for up to 364 days after the date of the agreement. As of December 31, 2025, NWSBL had an outstanding balance of $1.1 billion with the Company being reported in cash, cash equivalents and short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2024, the Company had a $550 million replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement had an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. Under the agreement, NWSBL could have borrowed up to $550 million from the Company for up to 364 days after the date of the agreement. As of December 31, 2024, NWSBL had an outstanding borrowing of $550 million from the Company. On March 31, 2026, NWSBL and the co-lenders entered into a $3.0 billion second replacement unsecured promissory note and revolving line of credit agreement that supersedes the previous $2.5 billion replacement unsecured promissory note and revolving line of credit agreement. The $3.0 billion agreement has an interest rate of 1-month SOFR plus 0.91%, a maturity date of December 9, 2026 and the outstanding balance remains $1.1 billion with the Company as of the subsequent event date.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLAIC), LLC (“NW REI (NLAIC)”), a subsidiary of NMIC, at $38 million as of December 31, 2025 and 2024. NW REI (NLAIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLAIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLAIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLAIC), if not already recorded in the financial statements of NW REI (NLAIC).

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLIC. The impact of this transaction was immaterial to net income and capital and surplus.

(12)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(13)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NLIC for the years ended December 31, 2025 and 2024. The Company’s surplus as regards policyholders as of December 31, 2025, was $3.7 billion and statutory net loss for 2025 was $153 million. Due to the Company’s unassigned deficit as of December 31, 2025, any dividend paid by the Company in 2025 would require regulatory approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in millions) Column A	Column B	Column C	Column D

Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus

Fixed maturities:

Bonds:

U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2

Obligations of states and political subdivisions	2,331	2,190	2,331

Foreign governments	877	864	877

Public utilities	5,724	5,462	5,739

All other corporate, mortgage-backed and asset-backed securities	35,592	34,332	35,615

Total fixed maturities	$44,526	$42,850	$44,564

Equity securities:

Common Stocks:

Industrial, miscellaneous and all other	$115	$115	$115

Nonredeemable preferred stocks	2	3	3

Total equity securities	$117	$118	$118

Mortgage loans	$10,188		$10,188

Cash, cash equivalents and short-term investments	3,408		3,408

Policy loans	548		548

Other long-term investments[1]	3,118		3,117

Total invested assets	$61,905		$61,943

1

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $39 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2025, 2024 and 2023 and for each of the years then ended:

(in millions) Column A	Column B	Column C	Column D	Column E	Column F

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net

2025

Life insurance in force	$324,209	$(97,581)	$-	$226,628	0.0%

Life insurance premiums	$3,967	$(275)	$-	$3,692	0.0%

2024

Life insurance in force	$294,948	$(96,950)	$-	$197,998	0.0%

Life insurance premiums	$3,312	$(265)	$-	$3,047	0.0%

2023

Life insurance in force	$267,086	$(94,561)	$-	$172,525	0.0%

Life insurance premiums	$2,879	$(623)	$-	$2,256	0.0%

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.